UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(513)-629-8104

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund

Advisor Class Shares: (PMFIX)

Institutional Class Shares: (PMFQX)

PMC Diversified Equity Fund

Advisor Class Shares: (PMDEX)

Institutional Class Shares: (PMDQX)

Semi-Annual Report

February 28, 2023

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 28, 2023 as well as the period since the inception of the PMC Funds.

The table below presents the standardized performance of the PMC Funds relative to their respective benchmarks. The past twelve month period has been one in which the global economy has remained mired in a period of continued high inflation and slowing growth. In addition, the Russia-Ukraine war has now entered its second year with the outcome still uncertain. While the health effects of Covid have subsided somewhat, the accompanying economic tremors continue to linger. Inflation remains stubbornly high, in part due to the war in Ukraine, but primarily as a result of the enormous amount of stimulus that entered the economy during the pandemic. Energy prices have come down from their peaks, but remain well above the levels when the Biden administration took over and began to aggressively promote a transition to a green economy. In order to combat surging inflation, the Federal Open Market Committee (FOMC), led by Fed Chairman Jay Powell, aggressively raised the federal funds target rate seven times in 2022, and has raised it once more in 2023, moving from a range of 0%-0.25% to its present range of 4.50%-4.75%. Investors anticipate that the fed funds target will exceed 5% in the next few months. The FOMC has indicated that more rate increases are likely in order to rein in inflation. Inflation hovering near record levels and the FOMC’s efforts to bring it under control have combined to send bond yields surging, and prices declining. The U.S. economy has regained some momentum over the past six months, posting real GDP growth rates of 2.9% and 2.7% in 2022’s third and fourth quarters, respectively. These positive results followed two quarters of negative growth as the FOMC embarked on its rate-hike regime.

The Bureau of Economic Analysis reported its second estimate of fourth quarter 2022 gross domestic product (GDP)1 of 2.7%, modestly lower than the third quarter reading. The employment situation has been very resilient in the face of a slowing economy, as employers added 239,000, 504,000 and 311,000 jobs in December, January and February, respectively. The February report showed an average of approximately 351,000 jobs added each month of the quarter, and that the unemployment rate fell to 3.6%.

In general, financial markets have generated mixed results over the past six months, with broad-based stock indexes reclaiming some of the ground lost earlier in 2022 that resulted from the surge in inflation and attendant rise in bond yields. The MSCI World Index Net Return advanced slightly more than 4% over the six months ended February 28, 2023. The Bloomberg U.S. Aggregate Bond Index declined more than 2% during the same period as a result of the rise in interest rates. The yield on the 10-year U.S. Treasury climbed from 3.2% to 3.9% over the six months ended February 28, 2023.

[1]	Gross Domestic Product (‘GDP”) is the total monetary value of all the finished goods and services produced within a country’s borders in a specific period.

Total Returns as of February 28, 2023*

*Periods of Less than 1-Year Are Unannualized

Fund	Three Months	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date	Gross Expense Ratio
PMC Diversified Equity Fund (Advisor Class)	0.31%	6.44%	-5.68%	4.62%	7.29%	8.45%	8-26-09	0.93	%***
PMC Diversified Equity Fund (Inst. Class)	0.37%	6.57%	-5.41%	N/A	N/A	6.36%**	7-1-19	0.68	%***
MSCI World Index Net Return	0.06%	4.04%	-7.33%	6.88%	8.77%	9.06%

PMC Core Fixed Income Fund (Advisor Class)	0.55%	-1.97%	-9.71%	0.61%	0.93%	3.24%	9-28-07	1.13	%***
PMC Core Fixed Income Fund (Inst. Class)	0.64%	-1.89%	-9.50%	N/A	N/A	-0.83%**	7-1-19	0.88	%***
Bloomberg U.S. Aggregate Bond Index	-0.04%	-2.13%	-9.72%	0.53%	1.12%	2.81%

**	Performance shown as of Institutional class inception date of 7-1-19
***	Gross expense ratio as disclosed in the prospectus dated December 29, 2022. Please see the Financial Highlights in this report for the most recent expense ratio.

The MSCI World Index Net Return captures large and mid-cap representation across 23 Developed Markets countries. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. An investor cannot invest directly in an index.

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please visit the Funds’ website at www.investpmc.com or by calling 866-762-7338. Performance results reflect contractual expense subsidies and waivers in effect until December 29, 2023; without these waivers, returns would have been less favorable.

PMC Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure, diversified globally. The Fund’s investment objective is long-term capital appreciation.

One of the primary drivers of the Fund’s performance is its exposure to the well-known value, momentum and quality asset pricing factors. Stocks with positive aggregate exposures to these factors contributed positively to performance during the six months ended February 28, 2023. The notable exception is the momentum factor, which is the tendency for stocks that have performed well on a relative basis over the recent past to continue to do so going forward in the near term. While the momentum factor performed well for several years leading into 2022, it has lagged over the past six months. However, the value and quality factors have performed very well over that time. Analysts were correct a year ago in their predictions that the FOMC moving to raise interest rates would benefit factor performance by creating a greater distinction in the performance of individual stocks. Such positive factor performance was a primary contributor to the Fund’s relative performance, as it outperformed the benchmark MSCI World Index Net Return over the six-month period ended February 28, 2023. Over that period the Fund’s Advisor Class shares generated a total return of 6.44%, outpacing the 4.04% return of the benchmark MSCI World Index Net Return. The primary driver of the Fund’s performance during the period was the strong aggregate performance of the asset pricing factors toward which the portfolio is tilted. In particular, the Fund’s orientation toward value stocks was a key driver of the outperformance relative to the benchmark. Performance was also positively impacted by having an exposure to stocks exhibiting higher quality characteristics. The Fund’s modestly lower weighted average market capitalization than the index had a negative impact on performance during the period, as stocks of smaller companies underperformed those of larger companies. Relative performance was also advantaged during the six-month period from an underweight to the information technology sector, and security selection in the consumer discretionary and health care sectors. Among the detractors to performance during the period was security selection in the information technology sector and underweights to the industrials and energy sectors. As is typically the case, the strategy’s factor orientation resulted in over- or underweights to specific stocks that had a meaningful impact on performance. Over the past six months underweights to well-known companies such as Amazon.com, Inc. (AMZN), Apple, Inc. (AAPL), and Meta Platforms, Inc. (FB) benefited performance. However, an underweight to NVIDIA Corp. (NVDA), and overweights to Berkshire Hathaway, Inc. (BRK/A) and Tyson Foods, Inc. (TSN) detracted from performance.

In addition to the risk that the investment strategy employed in the Fund will underperform the benchmark index generally, the primary risks continue to primarily involve systematic risk. Because the Adviser controls the risk of the portfolio relative to the benchmark, the overall portfolio should track the Fund’s benchmark fairly closely on a relative basis. However, in general market declines the Fund’s fully invested strategy would incur a setback commensurate with the decline in the benchmark.

PMC Core Fixed Income Fund

The PMC Core Fixed Income Fund provides broad exposure to the core segments of the domestic fixed income market. The Fund’s investment objective is to provide current income consistent with low volatility of principal, and in addition to the Adviser, one sub-adviser manages a portion of the Fund assets: Neuberger Berman Investment Advisers LLC.

Over the six months ended February 28, 2023, the environment for fixed income securities has been one of a continued rise in bond yields - and drop in bond prices – resulting from several factors, including the FOMC’s decision to raise interest rates to combat the surge in inflation. Against this backdrop, the Fund’s Advisor Class shares generated a negative return of -1.97% for the six-month period ended February 28, 2023, modestly outperforming the Bloomberg U.S. Aggregate Bond Index return of -2.13%. The primary factors negatively impacting performance over the past six-month period were an underweight to U.S. Treasury bonds and an overweight to corporate bonds, each of which was a key positive contributor to performance during the period. An overweight to securitized bonds and security selection with the Treasury segment were the primary detractors.

The primary risks to the strategies employed by the Fund’s sub-adviser remain in place and exist at both the macro level and in individual security selection. Due to the Fund’s aggregate overweight exposure to credit securities, the Fund remains likely to underperform the benchmark somewhat if the Federal Reserve makes a policy misstep, and Treasury securities consequently rise relative to credits. In addition, if the general level of interest rates continues to rise rapidly, the Fund will not be immune to further losses. Similarly, if certain of the individual credits currently owned by the Fund are adversely affected by economic events, the Fund itself will also be affected.

Remarks

U.S. investors remain on high alert as a result of continued high inflation, the FOMC’s aggressive interest rate increases, geopolitical tensions, and the upcoming presidential election cycle, among other things. The consensus among economists seems to be that despite the ratcheting up of interest rates, the economy may yet be able to avert a recession. However, the bond market seems to have a different opinion, as the yield curve is once again inverted, typically a sure sign of a looming recession. In addition to raising interest rates, the FOMC is also reducing the size of its balance sheet, which reached unprecedented levels as a result of the steps taken following the financial crisis in 2008. The decline in oil prices from the peak following the onset of the Russia-Ukraine war is a positive occurrence that will help the economy’s glidepath in averting a recession.

As always, we appreciate your continued trust and confidence in the PMC Funds. We will continue to do all we can to ensure that such trust and confidence are well placed and will manage the PMC Funds with that goal clearly in mind.

Brandon R. Thomas

Co-Founder and Chief Investment Officer

Envestnet

Envestnet Asset Management

The views in this report were those of the Fund’s investment adviser and the Core Fixed Income Fund’s sub-adviser, as applicable, as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Holdings are subject to change and are not a recommendation to buy or sell any security. Please see the schedule of holdings for a full list of fund holdings.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk, which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus (https://www.investpmc.com/sites/default/files/documents/PMC%20Statutory%20Prospectus%2012.29.2022.pdf) for a complete description of the risks associated with investing in the PMC Funds.

PMC Funds are distributed by Foreside Fund Services, LLC. Foreside Fund Services, LLC is not an affiliate of Envestnet Asset Management, Inc./Envestnet PMC.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Core Fixed Income Fund or the PMC Diversified Equity Fund (each a “Fund”, and together the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees (Advisor Class shares only) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 - February 28, 2023).

Actual	Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the direct expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period 9/1/22-2/28/23*
PMC Core Fixed Income Fund–Advisor Class
Actual	$1,000.00	$980.30	$4.17
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period 9/1/22-2/28/23*
PMC Core Fixed Income Fund–Institutional Class
Actual	$1,000.00	$981.10	$2.95
Hypothetical (5% return before expenses)	1,000.00	1,021.82	3.01
*	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period 9/1/22-2/28/23*
PMC Diversified Equity Fund–Advisor Class
Actual	$1,000.00	$1,064.40	$4.81
Hypothetical (5% return before expenses)	1,000.00	1,020.13	4.71
*	Expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period 9/1/22-2/28/23*
PMC Diversified Equity Fund–Institutional Class
Actual	$1,000.00	$1,065.70	$3.53
Hypothetical (5% return before expenses)	1,000.00	1,021.37	3.46
*	Expenses are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND (PMFIX, PMFQX)

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 28, 2023 is shown below.

Allocation of Portfolio Holdings

% of Net assets

^	Excludes securities lending collateral.

PMC CORE FIXED INCOME FUND–ADVISOR CLASS (PMFIX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2023

	PMC Core Fixed Income Fund–Advisor Class	Bloomberg U.S. Aggregate Bond Index
One Year	-9.71%	-9.72%
Five Year	0.61%	0.53%
Ten Year	0.93%	1.12%
Since Inception (9/28/07)	3.24%	2.81%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on February 28, 2013. The graph does not reflect any future performance.

The Bloomberg U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

PMC CORE FIXED INCOME FUND–INSTITUTIONAL CLASS (PMFQX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2023

	PMC Core Fixed Income Fund–Institutional Class	Bloomberg U.S. Aggregate Bond Index
One Year	-9.50%	-9.72%
Since Inception (7/1/19)	-0.83%	-1.44%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on July 1, 2019, the inception date of the Institutional Class. The graph does not reflect any future performance.

The Bloomberg U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND (PMDEX, PMDQX)

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 28, 2023 is shown below.

^	Excludes securities lending collateral.

PMC DIVERSIFIED EQUITY FUND–ADVISOR CLASS (PMDEX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2023

	PMC Diversified Equity Fund– Advisor Class	MSCI World Index Net Return
One Year	-5.68%	-7.33%
Five Year	4.62%	6.88%
Ten Year	7.29%	8.77%
Since Inception (8/26/09)	8.45%	9.06%

On May 25, 2018, Envestnet Asset Management, Inc. (the “Adviser”), the Fund’s investment adviser, assumed all responsibilities for selecting investments in the Fund’s portfolio in connection with a change to the Fund’s investment strategies. The Fund’s performance prior to this date reflects the Fund’s returns achieved when the Adviser actively managed a portion of the Fund’s portfolio and used a “manager of managers” investment strategy by engaging sub-advisers to manage other portions of the Fund’s portfolio.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on February 28, 2013. The graph does not reflect any future performance.

The MSCI World Index Net Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Continued

PMC DIVERSIFIED EQUITY FUND–ADVISOR CLASS (PMDEX)

Investment Highlights (Unaudited) (Continued)

PMC DIVERSIFIED EQUITY FUND–INSTITUTIONAL CLASS (PMDQX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2023

	PMC Diversified Equity Fund– Institutional Class	MSCI World Index Net Return
One Year	-5.41%	-7.33%
Since Inception (7/1/19)	6.36%	7.65%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on July 1, 2019, the inception date of the Institutional Class. The graph does not reflect any future performance.

The MSCI World Index Net Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES—9.44%
37 Capital CLO I
2021-1, 5.992% (3 Month LIBOR USD + 1.200%), 10/15/2034(b)(c)	$1,000,000	$981,267
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023(b)	760,000	738,475
Amur Equipment Finance Receivables XI LLC
2022-2A, 5.300%, 06/21/2028(b)	255,000	252,627
Angel Oak Mortgage Trust
2021-3, 1.068%, 05/25/2066(b)(d)	660,696	543,648
Aqua Finance Trust 2021-A
2021-A, 1.540%, 07/17/2046(b)	498,111	444,106
Avis Budget Rental Car Funding AESOP LLC
2019-3 A, 2.360%, 03/20/2026(b)	376,000	354,041
2020-2 B, 2.960%, 02/20/2027(b)	567,000	519,134
2021-2 A, 1.660%, 02/20/2028(b)	1,184,000	1,030,431
2021-2 B, 1.900%, 02/20/2028(b)	495,000	422,072
Beacon Container Finance II LLC
2021-1A, 2.250%, 10/22/2046(b)	920,400	793,316
BlueMountain CLO Ltd.
2013-2R, 5.995% (3 Month LIBOR USD + 1.180%), 10/22/2030(b)(c)	355,818	353,917
Cedar Funding VI CLO Ltd.
2016-6A, 5.858% (3 Month LIBOR USD + 1.050%), 04/20/2034(b)(c)	1,480,000	1,439,818
Crown Castle Towers LLC
4.241%, 07/15/2048(b)	439,000	399,987
Dryden 75 CLO Ltd.
2019-75R2, 5.832% (3 Month LIBOR USD + 1.040%), 04/15/2034(b)(c)	850,000	833,542
Fort Washington CLO Ltd.
2021-2A, 6.028% (3 Month LIBOR USD + 1.220%), 10/20/2034(b)(c)	2,000,000	1,965,658
GCAT Trust
2019-NQM3, 2.686%, 11/25/2059(b)(d)	112,609	105,348
2021-NQM5, 1.262%, 07/25/2066(b)(d)	886,657	698,397
JPMorgan Chase Bank NA—CACLN
2021-3, 0.760%, 02/26/2029(b)	933,157	884,941
Madison Park Funding XXVI Ltd.
2007-26, 6.002% (3 Month LIBOR USD + 1.200%), 07/29/2030(b)(c)	2,286,025	2,272,464
Magnetite XXIII Ltd.
2019-23R, 5.948% (3 Month LIBOR USD + 1.130%), 01/25/2035(b)(c)	1,000,000	984,007
MetroNet Infrastructure Issuer LLC
2022-1A, 6.350%, 10/20/2052(b)	693,000	662,631
MVW LLC
2021-2A A, 1.430%, 05/20/2039(b)	752,819	667,509
2021-2A B, 1.830%, 05/20/2039(b)	614,216	544,359
2022-1, 4.400%, 11/21/2039(b)	275,556	263,436
2021-1W, 1.440%, 01/22/2041(b)	310,800	280,967
Navient Private Education Refi Loan Trust
2021-B, 0.940%, 07/15/2069(b)	909,138	785,166
2021-C, 1.060%, 10/15/2069(b)	580,935	504,174
2021-E, 0.970%, 12/16/2069(b)	1,387,227	1,168,827
Navient Student Loan Trust
2019-7, 5.117% (1 Month LIBOR USD + 0.500%), 01/25/2068(b)(c)	52,584	52,548
PFS Financing Corp.
2021-B, 0.770%, 08/15/2026(b)	1,890,000	1,763,315

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Prestige Auto Receivables Trust
2021-1, 1.530%, 02/15/2028(b)	$599,000	$555,190
RASC Trust
2005-KS12, 5.307% (1 Month LIBOR USD + 0.460%), 01/25/2036(c)	65,853	65,561
SBA Tower Trust
2020-1-2, 2.328%, 01/15/2028(b)	618,000	533,394
2021-3, 2.593%, 10/15/2031(b)	1,243,000	974,096
Sierra Timeshare Receivables Funding LLC
2019-2, 2.590%, 05/20/2036(b)	309,436	297,569
2020-2, 3.510%, 07/20/2037(b)	358,479	337,574
2021-2, 1.350%, 09/20/2038(b)	268,393	251,207
SoFi Consumer Loan Program Trust
2023-1S, 5.810%, 05/15/2031(b)	440,000	439,825
Starwood Mortgage Residential Trust
2021-3, 1.127%, 06/25/2056(b)(d)	556,947	453,024
2021-6, 1.920%, 11/25/2066(b)(d)	883,248	735,873
Taco Bell Funding LLC
2021-1, 1.946%, 08/25/2051(b)	790,988	684,910
Thayer Park CLO Ltd.
2017-R, 5.848% (3 Month LIBOR USD + 1.040%), 04/20/2034(b)(c)	500,000	491,938
Towd Point Mortgage Trust
2017-5, 4.202% (1 Month LIBOR USD + 0.600%), 02/25/2057(b)(c)	158,821	158,339
2017-2 A1, 2.750%, 04/25/2057(b)(d)	9,029	8,933
2017-2, 3.250%, 04/25/2057(b)(d)	351,000	338,757
2017-4, 2.750%, 06/25/2057(b)(d)	99,274	94,474
2017-3, 2.750%, 07/25/2057(b)(d)	107,027	104,335
2022-4, 3.750%, 09/25/2062(b)	1,954,770	1,805,027
TRESTLES CLO Ltd.
2017-1, 5.808% (3 Month LIBOR USD + 0.990%), 04/25/2032(b)(c)	500,000	492,873
TRESTLES CLO V Ltd.
2021-5, 5.978% (3 Month LIBOR USD + 1.170%), 10/20/2034(b)(c)	1,000,000	981,506
Vantage Data Centers Issuer LLC
2019-1, 3.188%, 07/15/2044(b)	1,269,940	1,214,552
2021-1, 2.165%, 10/15/2046(b)	1,078,000	938,113
Verus Securitization Trust
2021-3, 1.046%, 06/25/2066(b)(d)	728,557	607,900
2021-6, 1.630%, 10/25/2066(b)(d)	1,154,613	950,214
2022-7, 5.152%, 07/25/2067(b)	922,351	899,625
Voya CLO Ltd.
2014-2A, 5.812% (3 Month LIBOR USD + 1.020%), 04/17/2030(b)(c)	1,528,132	1,514,767

TOTAL ASSET BACKED SECURITIES (Cost $41,872,070)		38,639,704

CORPORATE BONDS—34.77%
Accommodation—0.07%
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/2028(b)	165,000	149,590
Wynn Las Vegas LLC
5.500%, 03/01/2025(b)	125,000	121,703

		271,293

Administrative and Support Services—0.64%
ASGN, Inc.
4.625%, 05/15/2028(b)	350,000	316,620

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Booking Holdings, Inc.
3.550%, 03/15/2028	$1,100,000	$1,030,231
Korn Ferry
4.625%, 12/15/2027(b)	100,000	92,630
Live Nation Entertainment, Inc.
4.750%, 10/15/2027(b)	145,000	130,279
PayPal Holdings, Inc.
2.400%, 10/01/2024(f)	1,110,000	1,063,046

		2,632,806

Air Transportation—0.49%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027(b)	180,000	180,180
Southwest Airlines Co.
5.250%, 05/04/2025	800,000	797,033
United Airlines Pass Through Trust
5.875%, 10/15/2027	1,022,393	1,016,746

		1,993,959

Ambulatory Health Care Services—0.04%
Acadia Healthcare Co, Inc.
5.000%, 04/15/2029(b)	195,000	177,630

Beverage and Tobacco Product Manufacturing—2.10%
Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/2036	1,435,000	1,347,638
4.350%, 06/01/2040	1,006,000	882,886
4.600%, 04/15/2048	523,000	460,787
4.750%, 04/15/2058	510,000	453,835
Molson Coors Beverage Co.
4.200%, 07/15/2046	660,000	513,735
Philip Morris International, Inc.
3.125%, 08/17/2027	2,666,000	2,472,574
5.125%, 02/15/2030(f)	1,450,000	1,423,081
5.750%, 11/17/2032	1,045,000	1,056,801

		8,611,337

Broadcasting (except Internet)—1.59%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/2031(b)	298,000	239,473
Charter Communications Operating LLC / Charter Communications Operating Capital
3.900%, 06/01/2052	1,335,000	840,936
5.500%, 04/01/2063	775,000	600,131
Comcast Corp.
4.150%, 10/15/2028	1,711,000	1,636,715
CSC Holdings LLC
4.625%, 12/01/2030(b)	435,000	234,193
DISH DBS Corp.
5.875%, 11/15/2024	110,000	102,750
Fox Corp.
5.576%, 01/25/2049	770,000	700,003
Paramount Global
4.200%, 05/19/2032(f)	970,000	798,369
Sirius XM Radio, Inc.
4.125%, 07/01/2030(b)(f)	315,000	256,292

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Warnermedia Holdings, Inc.
5.050%, 03/15/2042(b)	$530,000	$428,038
5.141%, 03/15/2052(b)	835,000	656,839

		6,493,739

Building Material and Garden Equipment and Supplies Dealers—0.29%
Home Depot, Inc.
2.700%, 04/01/2023	1,202,000	1,199,518

Chemical Manufacturing—1.67%
AbbVie, Inc.
4.050%, 11/21/2039	270,000	227,614
4.250%, 11/21/2049	485,000	403,054
Amgen, Inc.
5.750%, 03/02/2063	1,695,000	1,664,728
Biogen, Inc.
2.250%, 05/01/2030	2,894,000	2,342,418
Bristol-Myers Squibb Co.
3.550%, 03/15/2042	300,000	243,531
Eli Lilly & Co.
4.950%, 02/27/2063	1,225,000	1,212,851
Viatris, Inc.
4.000%, 06/22/2050	1,140,000	730,080

		6,824,276

Computer and Electronic Product Manufacturing—2.04%
Apple, Inc.
1.800%, 09/11/2024	2,818,000	2,685,770
Dell International LLC / EMC Corp.
5.450%, 06/15/2023	289,000	288,826
6.200%, 07/15/2030(f)	1,140,000	1,157,360
Intel Corp.
3.750%, 03/25/2027(f)	1,146,000	1,094,523
Marvell Technology, Inc.
2.950%, 04/15/2031	1,036,000	835,195
Microchip Technology, Inc.
4.333%, 06/01/2023	690,000	687,832
Northrop Grumman Corp.
4.950%, 03/15/2053	870,000	816,892
QUALCOMM, Inc.
6.000%, 05/20/2053	280,000	301,145
Thermo Fisher Scientific, Inc.
4.950%, 11/21/2032	494,000	492,000

		8,359,543

Construction of Buildings—0.02%
Shea Homes LP / Shea Homes Funding Corp.
4.750%, 02/15/2028	75,000	65,952

Credit Intermediation and Related Activities—5.07%
Bank of America Corp.
3.875%, 08/01/2025	1,604,000	1,559,041
3.559% to 04/23/2026, then 3 Month LIBOR USD + 1.060%, 04/23/2027(a)	1,610,000	1,513,540
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028(a)	660,000	614,365
2.884% to 10/22/2029, then 3 Month LIBOR USD + 1.190%, 10/22/2030(a)	743,000	628,975
4.571% to 04/27/2032, then SOFR + 1.830%, 04/27/2033(a)	725,000	674,473

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Citigroup, Inc.
3.200%, 10/21/2026	$1,115,000	$1,037,496
4.300%, 11/20/2026	890,000	853,899
1.122% to 01/28/2026, then SOFR + 0.765%, 01/28/2027(a)	1,610,000	1,415,191
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.825%, 01/10/2028(a)	835,000	785,230
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.413%), 10/27/2028(a)	455,000	416,790
2.976% to 11/05/2029 then SOFR + 1.422%, 11/05/2030(a)	495,000	421,696
Ford Motor Credit Co. LLC
5.113%, 05/03/2029	310,000	283,650
General Motors Financial Co., Inc.
5.100%, 01/17/2024	370,000	368,367
3.600%, 06/21/2030	700,000	601,620
JPMorgan Chase & Co.
2.700%, 05/18/2023	480,000	477,450
2.950%, 10/01/2026	1,658,000	1,542,713
2.580% to 04/22/2031, then SOFR + 1.250%, 04/22/2032(a)	1,535,000	1,243,330
OneMain Finance Corp.
3.500%, 01/15/2027	255,000	214,420
Synchrony Financial
2.875%, 10/28/2031(f)	920,000	691,950
Wells Fargo & Co.
2.406% to 10/30/2024, then 3 Month LIBOR USD + 0.825%, 10/30/2025(a)	900,000	853,541
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028(a)	1,020,000	902,382
4.150%, 01/24/2029(f)	1,581,000	1,481,775
2.572% to 02/11/2030, then SOFR + 1.262%, 02/11/2031(a)	1,045,000	869,546
4.897% to 07/25/2032, then SOFR + 2.100%, 07/25/2033(a)	1,025,000	978,575
5.013% to 04/04/2050, then SOFR + 4.502%, 04/04/2051(a)	365,000	335,059

		20,765,074

Electrical Equipment, Appliance, and Component Manufacturing—0.05%
Energizer Holdings, Inc.
4.375%, 03/31/2029(b)(f)	250,000	213,125

Electronics and Appliance Stores—0.02%
AMC Networks, Inc.
4.250%, 02/15/2029	100,000	73,624

Food Manufacturing—0.03%
Post Holdings, Inc.
4.625%, 04/15/2030(b)	150,000	130,205

Food Services and Drinking Places—0.49%
Aramark Services, Inc.
5.000%, 02/01/2028(b)	235,000	216,411
McDonald’s Corp.
3.500%, 07/01/2027	1,622,000	1,530,588
Starbucks Corp.
2.550%, 11/15/2030	148,000	123,556
Yum! Brands, Inc.
5.375%, 04/01/2032	155,000	143,757

		2,014,312

General Merchandise Stores—0.12%
Target Corp.
4.500%, 09/15/2032(f)	495,000	474,967

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Health and Personal Care Stores—0.51%
CVS Health Corp.
4.125%, 04/01/2040	$560,000	$459,402
5.625%, 02/21/2053(f)	1,705,000	1,643,712

		2,103,114

Hospitals—0.06%
Tenet Healthcare Corp.
6.125%, 10/01/2028(f)	265,000	245,364

Insurance Carriers and Related Activities—1.32%
Berkshire Hathaway, Inc.
2.750%, 03/15/2023	2,543,000	2,540,793
Equitable Holdings, Inc.
5.000%, 04/20/2048	545,000	480,554
MetLife, Inc.
6.500%, 12/15/2032	2,137,000	2,386,008

		5,407,355

Machinery Manufacturing—0.25%
Deere & Co.
5.375%, 10/16/2029	986,000	1,023,107

Management of Companies and Enterprises—0.31%
Abbott Laboratories
3.400%, 11/30/2023	1,128,000	1,115,070
Park Intermediate Holdings LLC / PK Domestic Property LLC
5.875%, 10/01/2028(b)	195,000	173,668

		1,288,738

Merchant Wholesalers, Durable Goods—0.53%
CDW LLC / CDW Finance Corp.
2.670%, 12/01/2026	328,000	291,629
3.276%, 12/01/2028	1,915,000	1,653,637
3.569%, 12/01/2031	265,000	219,587

		2,164,853

Merchant Wholesalers, Nondurable Goods—0.08%
Performance Food Group, Inc.
5.500%, 10/15/2027(b)	90,000	85,427
Univar Solutions USA, Inc.
5.125%, 12/01/2027(b)	250,000	237,879

		323,306

Nonstore Retailers—0.73%
Amazon.com, Inc.
3.800%, 12/05/2024	1,637,000	1,601,599
eBay, Inc.
2.600%, 05/10/2031(f)	1,680,000	1,379,138

		2,980,737

Oil and Gas Extraction—1.15%
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/2031(b)	155,000	135,901
Dominion Energy, Inc.
4.350%, 08/15/2032(f)	1,415,000	1,305,553
5.375%, 11/15/2032(f)	1,150,000	1,128,520

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Occidental Petroleum Corp.
4.300%, 08/15/2039	$260,000	$204,755
Phillips 66
1.300%, 02/15/2026	1,290,000	1,150,335
Pioneer Natural Resources Co.
2.150%, 01/15/2031	997,000	785,853

		4,710,917

Petroleum and Coal Products Manufacturing—0.69%
BP Capital Markets America, Inc.
4.812%, 02/13/2033(f)	2,115,000	2,075,214
Marathon Petroleum Corp.
4.700%, 05/01/2025	775,000	764,319

		2,839,533

Pipeline Transportation—0.87%
Buckeye Partners LP
3.950%, 12/01/2026	75,000	66,394
DT Midstream, Inc.
4.125%, 06/15/2029(b)	125,000	106,996
Energy Transfer LP
6.625% to 02/25/2028, then 3 Month LIBOR USD + 4.155%(a)(f)(h)	785,000	643,463
7.125% to 05/15/2030, then 5 Year CMT Rate + 5.306%(a)(h)	1,055,000	930,910
EQM Midstream Partners LP
5.500%, 07/15/2028	350,000	312,727
MPLX LP
4.700%, 04/15/2048	815,000	653,518
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025	780,000	761,403
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 09/01/2031(b)	110,000	94,193

		3,569,604

Plastics and Rubber Products Manufacturing—0.03%
Goodyear Tire & Rubber Co.
5.250%, 04/30/2031	125,000	107,361

Professional, Scientific, and Technical Services—0.50%
MPLX LP
5.650%, 03/01/2053(f)	495,000	454,326
Presidio Holdings, Inc.
4.875%, 02/01/2027(b)	185,000	168,674
ServiceNow, Inc.
1.400%, 09/01/2030	1,894,000	1,444,107

		2,067,107

Publishing Industries (except Internet)—1.59%
Microsoft Corp.
3.125%, 11/03/2025	2,676,000	2,565,054
Oracle Corp.
2.875%, 03/25/2031	1,045,000	865,743
4.000%, 07/15/2046	615,000	448,487
6.900%, 11/09/2052	1,240,000	1,331,935
5.550%, 02/06/2053	1,195,000	1,089,312

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Ziff Davis, Inc.
4.625%, 10/15/2030(b)	$255,000	$215,322

		6,515,853

Real Estate—0.79%
Alexandria Real Estate Equities, Inc.
4.750%, 04/15/2035	350,000	330,944
Public Storage
2.300%, 05/01/2031	3,058,000	2,501,599
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027	205,000	188,662
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
7.875%, 02/15/2025(b)	190,000	193,808

		3,215,013

Rental and Leasing Services—0.03%
Harsco Corp.
5.750%, 07/31/2027(b)	165,000	141,418

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—2.87%
Charles Schwab Corp.
2.300%, 05/13/2031	1,898,000	1,563,559
CME Group, Inc.
3.000%, 03/15/2025	1,085,000	1,044,055
CommScope, Inc.
8.250%, 03/01/2027(b)(f)	377,000	321,474
Goldman Sachs Group, Inc.
3.800%, 03/15/2030	1,459,000	1,323,958
Morgan Stanley
0.791% to 01/22/2024, then SOFR + 0.509%, 01/22/2025(a)(f)	1,300,000	1,243,380
6.250%, 08/09/2026	2,436,000	2,510,819
3.950%, 04/23/2027	935,000	884,084
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028(a)	1,625,000	1,501,048
2.699% to 01/22/2030, then SOFR + 1.143%, 01/22/2031(a)	1,190,000	994,425
MPH Acquisition Holdings LLC
5.500%, 09/01/2028(b)	205,000	155,559
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026(b)	230,000	222,505

		11,764,866

Support Activities for Mining—0.97%
Diamondback Energy, Inc.
3.125%, 03/24/2031(f)	1,310,000	1,098,306
6.250%, 03/15/2033	1,275,000	1,298,888
Halliburton Co.
5.000%, 11/15/2045	1,115,000	984,594
Hess Corp.
5.600%, 02/15/2041	470,000	438,883
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028(b)	160,000	148,775

		3,969,446

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Telecommunications—1.87%
AT&T, Inc.
2.550%, 12/01/2033	$1,100,000	$841,685
3.650%, 06/01/2051	845,000	600,802
3.500%, 09/15/2053	265,000	181,149
3.550%, 09/15/2055	184,000	124,090
Frontier Communications Holdings LLC
5.875%, 10/15/2027(b)	235,000	218,719
T-Mobile USA, Inc.
2.875%, 02/15/2031	125,000	103,861
4.375%, 04/15/2040	550,000	467,175
3.000%, 02/15/2041	1,186,000	828,356
4.500%, 04/15/2050	645,000	533,280
3.300%, 02/15/2051	350,000	233,753
Verizon Communications, Inc.
4.329%, 09/21/2028	2,494,000	2,390,798
4.016%, 12/03/2029	400,000	369,316
2.355%, 03/15/2032	950,000	746,379

		7,639,363

Transportation Equipment Manufacturing—2.13%
Boeing Co.
4.875%, 05/01/2025	1,371,000	1,351,751
3.900%, 05/01/2049	185,000	132,991
5.805%, 05/01/2050	2,125,000	2,016,806
Ford Motor Co.
4.750%, 01/15/2043	90,000	65,789
General Motors Co.
6.125%, 10/01/2025(f)	1,448,000	1,465,044
Lockheed Martin Corp.
5.250%, 01/15/2033	375,000	384,240
Raytheon Technologies Corp.
7.500%, 09/15/2029	2,240,000	2,523,413
5.375%, 02/27/2053	515,000	515,199
TransDigm, Inc.
6.250%, 03/15/2026(b)	275,000	271,712

		8,726,945

Utilities—2.53%
American Electric Power Co., Inc.
5.625%, 03/01/2033	745,000	743,783
Calpine Corp.
4.500%, 02/15/2028(b)	310,000	279,326
DTE Energy Co.
3.400%, 06/15/2029	607,000	539,652
Exelon Corp.
5.300%, 03/15/2033	1,635,000	1,610,849
4.700%, 04/15/2050	475,000	412,452
ITC Holdings Corp.
2.950%, 05/14/2030(b)	525,000	447,922
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	755,000	745,028
Kinder Morgan, Inc.
5.550%, 06/01/2045	1,745,000	1,577,565

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
New Fortress Energy, Inc.
6.500%, 09/30/2026(b)	$95,000	$87,052
NextEra Energy Capital Holdings, Inc.
5.250%, 02/28/2053	730,000	688,322
Southern Co.
2.950%, 07/01/2023(f)	313,000	310,428
Vistra Operations Co. LLC
4.375%, 05/01/2029(b)(f)	265,000	229,210
WEC Energy Group, Inc.
5.150%, 10/01/2027	1,795,000	1,786,789
Wisconsin Electric Power Co.
4.750%, 09/30/2032	905,000	884,440

		10,342,818

Warehousing and Storage—0.09%
Iron Mountain, Inc.
5.250%, 03/15/2028(b)	45,000	41,470
4.875%, 09/15/2029(b)(f)	240,000	210,272
5.250%, 07/15/2030(b)	150,000	130,971

		382,713

Waste Management and Remediation Services—0.11%
Waste Management, Inc.
4.150%, 04/15/2032(f)	497,000	465,628

Wood Product Manufacturing—0.03%
Standard Industries, Inc.
4.750%, 01/15/2028(b)	130,000	116,895

TOTAL CORPORATE BONDS (Cost $159,919,475)		142,413,414

FOREIGN CORPORATE BONDS—2.62%
Air Transportation—0.76%
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, 10/20/2025(b)	3,208,090	3,117,626

Chemical Manufacturing—0.05%
NOVA Chemicals Corp.
4.875%, 06/01/2024(b)	120,000	117,720
5.250%, 06/01/2027(b)	75,000	67,601

		185,321

Credit Intermediation and Related Activities—0.71%
Banco Santander SA
1.849%, 03/25/2026	1,600,000	1,419,205
3.490%, 05/28/2030(f)	400,000	345,056
HSBC Holdings PLC
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746%(a)(h)	910,000	844,025
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028(b)(f)	350,000	304,118

		2,912,404

Management of Companies and Enterprises—0.97%
Carnival Corp.
10.500%, 02/01/2026(b)	95,000	98,471
7.625%, 03/01/2026(b)(f)	340,000	306,595

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Credit Suisse Group AG
4.194% to 04/01/2030, then SOFR + 3.730%, 04/01/2031(a)(b)	$560,000	$444,502
3.091% to 05/14/2031, then SOFR + 1.730%, 05/14/2032(a)(b)	830,000	584,556
6.537% to 08/12/2032, then SOFR + 3.920%, 08/12/2033(a)(b)	950,000	848,866
Natwest Group PLC
3.032% to 11/28/2030, then 5 Year CMT Rate + 2.350%, 11/28/2035(a)(f)	2,170,000	1,678,417

		3,961,407

Mining (except Oil and Gas)—0.03%
Hudbay Minerals, Inc.
6.125%, 04/01/2029(b)	125,000	110,485

Support Activities for Transportation—0.06%
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026(b)	235,000	228,875

Water Transportation—0.04%
Royal Caribbean Cruises Ltd.
5.500%, 04/01/2028(b)(f)	205,000	178,863

TOTAL FOREIGN CORPORATE BONDS (Cost $12,421,135)		10,694,981

FOREIGN GOVERNMENT AGENCY ISSUES—1.48%
Asian Development Bank
3.125%, 04/27/2032	960,000	886,042
Development Bank of Japan, Inc.
1.000%, 08/27/2030(b)	260,000	200,920
European Investment Bank
3.875%, 03/15/2028	455,000	447,113
3.750%, 02/14/2033	435,000	425,108
International Bank for Reconstruction & Development
3.125%, 06/15/2027	640,000	608,623
3.875%, 02/14/2030	695,000	680,540
International Finance Corp.
3.625%, 09/15/2025	660,000	644,272
Japan International Cooperation Agency
3.250%, 05/25/2027	790,000	739,365
Kreditanstalt fuer Wiederaufbau
3.000%, 05/20/2027	740,000	701,412
Province of Ontario Canada
2.125%, 01/21/2032	865,000	724,812

TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $6,486,949)		6,058,207

FOREIGN GOVERNMENT NOTES/BONDS—1.05%
Colombia Government International Bond
4.000%, 02/26/2024(f)	590,000	580,583
3.000%, 01/30/2030(f)	570,000	430,480
Dominican Republic International Bond
6.875%, 01/29/2026(b)	330,000	335,655
6.850%, 01/27/2045(b)	560,000	501,868
Hungary Government International Bond
7.625%, 03/29/2041	360,000	404,862
Indonesia Government International Bond
4.350%, 01/08/2027(b)	550,000	536,733
Mexico Government International Bond
4.350%, 01/15/2047	740,000	572,531

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Republic of South Africa Government International Bond
5.000%, 10/12/2046	$150,000	$103,518
Romanian Government International Bond
6.125%, 01/22/2044(b)	505,000	476,594
Saudi Government International Bond
4.500%, 10/26/2046(b)	400,000	345,914

TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $5,068,438)		4,288,738

NON-AGENCY MORTGAGE BACKED SECURITIES—6.56%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059(b)(d)	76,014	73,287
Bank
2021-BNK31, 1.739%, 02/15/2054	454,000	382,858
2022-BNK39, 2.928%, 02/15/2055	179,000	151,322
2023-BNK45 B, 6.148%, 02/15/2056(d)	483,000	493,820
2023-BNK45 C, 6.280%, 02/15/2056(d)	522,000	495,348
BBCMS Mortgage Trust
2021-C11, 1.382%, 09/15/2054(d)(e)	7,957,530	616,294
BB-UBS Trust
2012-SHOW, 3.430%, 11/05/2036(b)	1,646,000	1,532,438
Benchmark Mortgage Trust
2020-B21, 1.978%, 12/17/2053	251,000	199,489
2021-B23, 1.766%, 02/15/2054	612,000	515,977
2021-B26, 0.886%, 06/15/2054(d)(e)	9,534,698	468,187
2021-B31 D, 2.250%, 12/15/2054(b)	278,000	148,626
2021-B31 C, 3.195%, 12/15/2054(d)	415,000	302,576
BX Commercial Mortgage Trust
2021-VOLT, 6.238% (1 Month LIBOR USD + 1.650%), 09/15/2036(b)(c)	1,085,000	1,048,909
2020-VIV2, 3.542%, 03/09/2044(b)(d)	650,000	538,226
BX Trust
2019-OC11, 3.202%, 12/09/2041(b)	971,000	838,392
BXP Trust
2017-GM, 3.379%, 06/13/2039(b)	331,000	299,755
CAMB Commercial Mortgage Trust
2019-LIFE, 5.838% (1 Month LIBOR USD + 1.250%), 12/15/2037(b)(c)	978,000	971,906
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046(d)	455,000	453,773
2013-GC17, 5.095%, 11/10/2046(d)	145,000	142,368
2014-GC25, 0.944%, 10/10/2047(d)(e)	1,277,882	14,178
2015-GC27, 1.306%, 02/10/2048(d)(e)	896,342	16,661
2022-GC48, 4.580%, 05/15/2054(d)	619,207	594,899
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045	476,000	432,540
2014-UBS2, 3.472%, 03/10/2047	150,030	148,378
2014-CR16, 0.945%, 04/10/2047(d)(e)	1,209,383	9,394
2014-LC15, 1.045%, 04/10/2047(d)(e)	1,178,574	8,143
2014-CR17, 0.947%, 05/10/2047(d)(e)	1,024,450	7,749
2014-UBS3, 1.055%, 06/10/2047(d)(e)	853,238	7,175
2014-UBS6, 0.835%, 12/10/2047(d)(e)	1,390,079	15,229
2014-CCRE21, 3.987%, 12/10/2047	281,514	269,966
Connecticut Avenue Securities Trust
2021-R01, 6.034% (SOFR30A + 1.550%), 10/25/2041(b)(c)	480,000	469,257
2022-R01, 6.384% (SOFR30A + 1.900%), 12/25/2041(b)(c)	1,435,000	1,400,875
2022-R03, 7.984% (SOFR30A + 3.500%), 03/25/2042(b)(c)	1,065,000	1,078,603

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
2022-R07 1M1, 7.442% (SOFR30A + 2.950%), 06/25/2042(b)(c)	$569,706	$580,788
2022-R07 1M2, 9.142% (SOFR30A + 4.650%), 06/25/2042(b)(c)	1,005,000	1,073,087
2022-R08, 7.034% (SOFR30A + 2.550%), 07/25/2042(b)(c)	1,657,536	1,675,193
2023-R02, 6.792% (SOFR30A + 2.300%), 01/25/2043(b)(c)	731,850	737,215
CSAIL Commercial Mortgage Trust
2015-C1, 4.044%, 04/15/2050(d)	450,000	409,919
2019-C17, 3.016%, 09/15/2052	850,000	739,649
2015-C2, 0.716%, 06/15/2057(d)(e)	1,402,841	16,284
FIVE Mortgage Trust
2023-V1, 6.405%, 02/10/2056(d)	315,000	306,454
GS Mortgage Securities Trust
2014-GC18, 1.021%, 01/10/2047(d)(e)	3,172,261	17,363
2014-GC26, 0.935%, 11/10/2047(d)(e)	1,711,711	20,943
2015-GC34, 3.278%, 10/10/2048	69,865	67,493
2019-GC42, 3.693%, 09/10/2052(d)	449,000	365,420
2020-GC47, 2.377%, 05/12/2053	73,000	61,105
Hilton USA Trust
2016-HHV, 3.719%, 11/05/2038(b)	283,000	259,367
Hudson Yards Mortgage Trust
2019-55HY, 2.943%, 12/10/2041(b)(d)	865,000	736,369
J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-OPO, 3.377%, 01/05/2039(b)	501,000	414,349
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048(d)	200,000	191,153
2018-L1, 4.719%, 10/15/2051(d)	325,000	296,596
2018-H4, 5.070%, 12/15/2051(d)	293,000	252,581
2020-HR8, 2.041%, 07/15/2053	335,000	270,797
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059(b)(d)	145,216	132,690
OBX Trust
2021-NQM3, 1.054%, 07/25/2061(b)(d)	776,137	602,316
Taubman Centers Commercial Mortgage Trust
2022-DPM, 7.494% (TSFR1M + 2.932%), 05/15/2037(b)(c)	1,045,000	1,032,646
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	1,025,000	943,344
2017-C4 AS, 3.836%, 10/15/2050(d)	200,000	182,541
Verus Securitization Trust
2019-4, 2.642%, 11/25/2059(b)	41,501	39,657
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048	130,000	124,090
2016-NXS6, 4.386%, 11/15/2049(d)	625,000	547,946
2018-C48, 4.302%, 01/15/2052	333,945	317,848
WFRBS Commercial Mortgage Trust
2014-LC14, 1.236%, 03/15/2047(d)(e)	638,394	4,245
2014-C22 XA, 0.781%, 09/15/2057(d)(e)	2,796,333	23,538
2014-C22 AS, 4.069%, 09/15/2057(d)	290,000	274,947

TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $30,158,196)		26,864,531

AGENCY MORTGAGE BACKED SECURITIES—29.72%
Fannie Mae Connecticut Avenue Securities
2017-C06, 7.417% (1 Month LIBOR USD + 2.800%), 02/25/2030(c)	1,070,674	1,090,589
2017-C07 1M2, 7.017% (1 Month LIBOR USD + 2.400%), 05/25/2030(c)	496,888	501,079
2018-C01, 6.867% (1 Month LIBOR USD + 2.250%), 07/25/2030(c)	1,098,169	1,112,030
2018-C02, 6.817% (1 Month LIBOR USD + 2.200%), 08/25/2030(c)	1,056,536	1,062,801
2018-C04, 7.167% (1 Month LIBOR USD + 2.550%), 12/25/2030(c)	1,539,792	1,570,981

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Fannie Mae Interest Strip
4.000%, 08/01/2043(e)	$1,272,771	$236,830
Fannie Mae Pool
MA0096, 4.500%, 06/01/2029	2,761	2,717
AB3000, 4.500%, 05/01/2031	8,086	7,957
AB1389, 4.500%, 08/01/2040	24,135	23,965
MA0510, 4.500%, 09/01/2040	263	261
AE8714, 3.500%, 11/01/2040	9,364	8,790
890310, 4.500%, 12/01/2040	5,826	5,785
AH3952, 4.000%, 01/01/2041	74,791	71,907
AL0791, 4.000%, 02/01/2041	25,397	24,533
AE0954, 4.500%, 02/01/2041	20,680	20,534
AS7001, 3.000%, 04/01/2041	494,114	447,529
AL0245, 4.000%, 04/01/2041	5,351	5,161
AL0065, 4.500%, 04/01/2041	9,719	9,651
AB3194, 4.500%, 06/01/2041	6,559	6,513
AH7395, 4.500%, 06/01/2041	900	875
FM0040, 3.000%, 10/01/2041	91,529	82,900
AL1547, 4.500%, 11/01/2041	3,835	3,808
AJ9278, 3.500%, 12/01/2041	4,888	4,590
AJ6346, 3.500%, 12/01/2041	15,816	14,852
AK6744, 4.000%, 03/01/2042	29,989	28,833
AK9393, 3.500%, 04/01/2042	9,866	9,265
AK6568, 3.500%, 04/01/2042	19,838	18,629
AO1214, 3.500%, 04/01/2042	53,521	50,258
AL4029, 4.500%, 04/01/2042	28,368	28,168
AL7306, 4.500%, 09/01/2042	16,680	16,398
AP8743, 3.500%, 10/01/2042	152,741	143,413
AL3714, 3.500%, 01/01/2043	14,624	13,723
AL2897, 3.500%, 01/01/2043	21,857	20,514
AQ9330, 3.500%, 01/01/2043	19,784	18,569
AB7965, 3.500%, 02/01/2043	12,394	11,632
AT1001, 3.500%, 04/01/2043	14,548	13,643
AT2021, 3.500%, 04/01/2043	12,896	12,109
AB9046, 3.500%, 04/01/2043	38,040	35,699
AB9260, 3.500%, 05/01/2043	34,015	31,884
AU0949, 3.500%, 08/01/2043	30,167	28,327
AS0212, 3.500%, 08/01/2043	34,048	31,921
AU3751, 4.000%, 08/01/2043	62,900	60,501
AS0531, 4.000%, 09/01/2043	29,881	28,922
AU6857, 4.000%, 09/01/2043	27,019	26,194
AU4658, 4.500%, 09/01/2043	5,516	5,401
MA1600, 3.500%, 10/01/2043	14,775	13,849
AS1042, 4.000%, 11/01/2043	24,617	23,678
AL4450, 4.500%, 12/01/2043	11,534	11,358
AS1333, 4.500%, 12/01/2043	10,087	9,926
AS1559, 4.000%, 01/01/2044	17,088	16,437
AS2516, 4.500%, 05/01/2044	11,935	11,744
MA1926, 4.500%, 06/01/2044	12,117	11,923
AS2751, 4.500%, 06/01/2044	14,514	14,281
AL6223, 4.500%, 08/01/2044	14,106	13,880
AX0118, 4.000%, 09/01/2044	108,298	104,841
AS3467, 4.000%, 10/01/2044	9,135	8,760
AX2491, 4.000%, 10/01/2044	7,215	6,921

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
AL6432, 4.000%, 01/01/2045	$23,159	$22,208
AL6520, 4.000%, 02/01/2045	83,392	79,992
AZ0862, 3.500%, 07/01/2045	44,172	41,222
AZ0814, 3.500%, 07/01/2045	25,799	24,087
BM1953, 3.500%, 08/01/2045	55,316	51,938
AZ4775, 3.500%, 10/01/2045	11,018	10,280
AZ4788, 4.000%, 10/01/2045	236,770	227,117
AS6311, 3.500%, 12/01/2045	16,078	14,977
CA2929, 3.500%, 12/01/2045	90,631	84,542
AS6405, 4.000%, 12/01/2045	184,812	177,220
AS6464, 3.500%, 01/01/2046	21,573	20,079
BC4114, 3.500%, 02/01/2046	129,614	120,737
AL8219, 4.000%, 02/01/2046	190,002	183,572
AL8387, 4.000%, 03/01/2046	468,775	449,699
FM1370, 3.000%, 04/01/2046	32,253	29,210
BC0793, 3.500%, 04/01/2046	108,037	100,655
AS7200, 4.500%, 05/01/2046	6,409	6,300
AS7388, 3.500%, 06/01/2046	451,811	421,679
AL8735, 4.000%, 06/01/2046	110,591	106,082
AS7580, 3.000%, 07/01/2046	101,961	91,834
AS7801, 3.500%, 08/01/2046	95,008	88,133
MA2737, 3.000%, 09/01/2046	571,558	514,376
MA2771, 3.000%, 10/01/2046	86,246	77,587
AS8056, 3.000%, 10/01/2046	56,577	50,876
BM3932, 3.500%, 10/01/2046	79,321	73,765
AS8269, 3.000%, 11/01/2046	72,650	65,303
MA2872, 4.500%, 01/01/2047	59,269	58,168
AS8700, 4.500%, 01/01/2047	23,227	22,829
BE5475, 3.500%, 02/01/2047	36,931	34,185
AL9879, 3.500%, 02/01/2047	1,349,741	1,253,120
FM4894, 4.000%, 03/01/2047	429,609	411,963
AS8982, 4.500%, 03/01/2047	7,796	7,654
FM1000, 3.000%, 04/01/2047	205,288	184,027
CA5843, 3.000%, 04/01/2047	113,402	102,341
MA2959, 3.500%, 04/01/2047	77,837	71,799
BM5784, 3.500%, 05/01/2047	97,215	90,305
BM5348, 3.500%, 05/01/2047	44,678	41,468
BM5347, 3.500%, 05/01/2047	88,328	82,028
AS9536, 3.500%, 05/01/2047	39,630	36,742
MA3008, 4.500%, 05/01/2047	16,173	15,744
AS9829, 3.500%, 06/01/2047	36,199	33,531
AS9831, 4.000%, 06/01/2047	52,315	50,025
BE3702, 4.000%, 06/01/2047	46,988	44,941
BM5179, 3.000%, 07/01/2047	65,953	59,450
BE3767, 3.500%, 07/01/2047	45,673	42,321
CA0062, 4.000%, 07/01/2047	40,319	38,517
MA3121, 4.000%, 09/01/2047	490,010	468,261
FM4019, 3.500%, 10/01/2047	415,864	384,708
CA0559, 4.500%, 10/01/2047	49,788	48,882
FM1467, 3.000%, 12/01/2047	64,675	58,759
BH7058, 3.500%, 12/01/2047	116,019	107,212
MA3210, 3.500%, 12/01/2047	107,108	99,311
FM2897, 3.000%, 02/01/2048	204,041	183,894
CA4140, 3.000%, 02/01/2048	64,900	58,131

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CA1535, 3.500%, 02/01/2048	$22,096	$20,446
BJ8783, 3.500%, 02/01/2048	67,783	62,703
MA3278, 4.500%, 02/01/2048	208,350	203,634
CA1218, 4.500%, 02/01/2048	35,157	34,316
FM5923, 3.500%, 03/01/2048	565,394	523,329
BM3590, 3.500%, 03/01/2048	83,958	77,691
BJ0648, 3.500%, 03/01/2048	45,139	41,763
BJ0650, 3.500%, 03/01/2048	48,214	44,608
BM3900, 4.000%, 04/01/2048	85,668	81,711
CA1710, 4.500%, 05/01/2048	61,178	59,888
FM2385, 3.000%, 09/01/2048	124,130	111,131
FM1572, 3.000%, 09/01/2048	204,953	184,551
BM5024, 3.000%, 11/01/2048	54,652	48,868
FM2915, 3.000%, 11/01/2048	446,396	404,407
FM1239, 3.500%, 11/01/2048	72,123	66,705
FM5108, 3.500%, 11/01/2048	586,854	544,842
FM2239, 3.000%, 12/01/2048	110,239	98,971
CA2922, 3.000%, 12/01/2048	181,565	162,234
FM1051, 4.500%, 05/01/2049	147,412	144,509
FM4895, 4.000%, 06/01/2049	372,561	355,871
CA3683, 4.500%, 06/01/2049	51,644	50,573
BO2201, 3.000%, 09/01/2049	153,622	136,406
CA4571, 4.000%, 11/01/2049	359,532	340,236
BO8947, 3.000%, 01/01/2050	81,836	72,751
BO6164, 3.000%, 01/01/2050	67,241	59,809
FM3619, 4.500%, 01/01/2050	94,000	91,235
BP2099, 3.000%, 02/01/2050	338,605	301,183
BP1424, 3.000%, 03/01/2050	127,532	113,063
FM7592, 3.500%, 03/01/2050	569,697	524,509
FM4334, 3.000%, 04/01/2050	173,894	154,676
CA5519, 3.000%, 04/01/2050	73,999	65,698
CA5559, 3.500%, 04/01/2050	578,649	531,865
MA3992, 3.500%, 04/01/2050	143,710	132,133
CA5670, 3.000%, 05/01/2050	118,767	105,235
CA5668, 3.000%, 05/01/2050	280,587	248,996
CA6086, 3.000%, 06/01/2050	1,125,452	1,002,260
BP6466, 3.000%, 07/01/2050	184,311	163,407
CA6291, 3.000%, 07/01/2050	81,536	72,255
BP6481, 4.500%, 07/01/2050	34,639	33,733
BQ0239, 2.500%, 08/01/2050	187,593	161,289
BQ0188, 3.000%, 08/01/2050	99,380	88,067
BP6716, 2.500%, 09/01/2050	342,192	291,138
BK3044, 2.500%, 09/01/2050	322,690	274,613
MA4121, 3.000%, 09/01/2050	547,583	487,830
FM9143, 4.500%, 09/01/2050	129,306	126,450
MA4160, 3.000%, 10/01/2050	464,130	411,106
MA4170, 4.500%, 10/01/2050	292,557	284,962
FM7475, 4.500%, 10/01/2050	21,814	21,360
FM5316, 2.000%, 12/01/2050	190,315	155,690
MA4208, 2.000%, 12/01/2050	2,386,801	1,953,563
MA4237, 2.000%, 01/01/2051	200,357	163,968
BR1269, 2.500%, 01/01/2051	754,440	648,399
MA4256, 2.500%, 02/01/2051	672,569	570,207
MA4282, 2.500%, 03/01/2051	428,489	363,011

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
BR7795, 2.500%, 04/01/2051	$694,330	$589,874
MA4306, 2.500%, 04/01/2051	276,424	234,583
MA4307, 3.000%, 04/01/2051	809,725	715,622
MA4325, 2.000%, 05/01/2051	693,880	567,281
FM7189, 2.500%, 05/01/2051	489,005	415,438
BT2488, 2.500%, 05/01/2051	431,008	366,026
MA4326, 2.500%, 05/01/2051	456,629	387,932
FM7738, 2.500%, 06/01/2051	491,222	419,204
MA4356, 2.500%, 06/01/2051	909,058	772,154
BT0417, 2.500%, 06/01/2051	296,869	252,067
MA4378, 2.000%, 07/01/2051	654,165	534,603
BT1339, 2.500%, 07/01/2051	759,285	644,939
FS1550, 2.500%, 07/01/2051	344,084	292,807
CB1038, 2.500%, 07/01/2051	322,566	273,935
CB1027, 2.500%, 07/01/2051	260,142	220,826
FM8178, 2.500%, 07/01/2051	795,704	675,447
MA4379, 2.500%, 07/01/2051	358,292	304,277
MA4380, 3.000%, 07/01/2051	795,310	702,053
MA4399, 2.500%, 08/01/2051	2,369,289	2,011,730
BT3273, 2.500%, 08/01/2051	773,037	656,131
FM8422, 2.500%, 08/01/2051	763,671	648,643
FM8360, 2.500%, 08/01/2051	359,078	305,502
MA4401, 3.500%, 08/01/2051	234,872	214,595
BT7263, 2.500%, 09/01/2051	462,172	392,557
MA4437, 2.000%, 10/01/2051	343,839	280,337
CB2852, 2.000%, 11/01/2051	1,333,305	1,089,414
MA4465, 2.000%, 11/01/2051	92,630	75,654
MA4493, 2.500%, 12/01/2051	435,365	369,385
FS0121, 2.000%, 01/01/2052	562,623	460,325
CB2548, 2.500%, 01/01/2052	139,717	118,838
BV4119, 2.500%, 03/01/2052	510,386	433,077
BV4139, 2.500%, 03/01/2052	206,892	176,226
MA4600, 3.500%, 05/01/2052	478,121	435,918
CB3622, 4.000%, 05/01/2052	479,881	451,259
BU8667, 4.000%, 05/01/2052	551,626	518,894
MA4626, 4.000%, 06/01/2052	695,078	653,044
CB3914, 4.000%, 06/01/2052	523,640	491,919
BV2558, 5.000%, 06/01/2052	691,126	680,058
BV2634, 4.000%, 07/01/2052	531,203	498,859
MA4656, 4.500%, 07/01/2052	335,122	323,143
BV2623, 4.500%, 07/01/2052	266,759	257,209
BW0036, 4.500%, 07/01/2052	410,297	397,064
FS2603, 4.500%, 08/01/2052	685,134	660,589
CB4404, 5.000%, 08/01/2052	715,288	703,686
BV7959, 5.000%, 08/01/2052	723,840	712,299
BV8055, 4.500%, 09/01/2052	695,668	670,762
BW6232, 5.000%, 09/01/2052	892,234	877,829
BW1201, 5.000%, 09/01/2052	779,139	766,590
MA4785, 5.000%, 10/01/2052	729,792	717,936
FS3642, 5.000%, 11/01/2052	346,840	341,259
MA4842, 5.500%, 12/01/2052	1,128,081	1,128,171
MA4868, 0.000%, 01/01/2053	669,336	658,463
MA4919, 5.500%, 02/01/2053	647,013	646,651
MA4941, 5.500%, 03/01/2053	700,000	700,034

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Fannie Mae Principal Strip
0.000%, 07/15/2037	$1,370,000	$710,020
Fannie Mae REMICS
2012-70, 1.383% (1 Month LIBOR USD + 6.000%), 07/25/2042(c)(e)	903,910	95,572
2012-68, 1.433% (1 Month LIBOR USD + 6.050%), 07/25/2042(c)(e)	1,493,297	146,286
2013-6, 1.483% (1 Month LIBOR USD + 6.100%), 02/25/2043(c)(e)	960,411	105,326
2013-18, 1.483% (1 Month LIBOR USD + 6.100%), 03/25/2043(c)(e)	1,046,270	103,264
2014-90, 1.533% (1 Month LIBOR USD + 6.150%), 01/25/2045(c)(e)	1,603,339	181,713
2015-32, 1.583% (1 Month LIBOR USD + 6.200%), 05/25/2045(c)(e)	930,062	101,933
2016-40, 1.233% (1 Month LIBOR USD + 5.850%), 07/25/2046(c)(e)	605,194	56,452
2018-07, 4.000%, 02/25/2048(e)	1,189,903	225,558
2020-52, 4.500%, 08/25/2050(e)	1,092,525	229,420
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	8	8
G1-4953, 3.500%, 01/01/2029	14,260	13,727
A8-6315, 4.500%, 05/01/2039	14,001	13,876
A8-6521, 4.500%, 05/01/2039	28,005	27,840
A9-3617, 4.500%, 08/01/2040	2,377	2,363
Q0-0285, 4.500%, 04/01/2041	3,599	3,578
Q0-0876, 4.500%, 05/01/2041	23,134	22,998
Q0-2173, 4.500%, 07/01/2041	16,026	15,931
Q0-3705, 4.000%, 10/01/2041	16,773	16,209
C0-3795, 3.500%, 04/01/2042	112,395	105,662
Q0-9004, 3.500%, 06/01/2042	10,386	9,764
C0-9004, 3.500%, 07/01/2042	11,019	10,359
Q0-9896, 3.500%, 08/01/2042	14,065	13,222
Q1-1348, 3.500%, 09/01/2042	29,430	27,654
Q1-8305, 3.500%, 05/01/2043	12,210	11,465
Q1-9475, 3.500%, 06/01/2043	20,690	19,427
G6-0030, 3.500%, 07/01/2043	65,202	61,282
Q2-0780, 3.500%, 08/01/2043	25,841	24,260
Q2-0857, 3.500%, 08/01/2043	16,045	15,075
G0-7459, 3.500%, 08/01/2043	13,127	12,329
G0-8541, 3.500%, 08/01/2043	22,994	21,590
V8-0509, 4.000%, 10/01/2043	13,714	13,171
G0-8558, 4.000%, 11/01/2043	15,145	14,540
Q2-6367, 4.000%, 05/01/2044	4,208	4,053
Q2-6513, 4.500%, 06/01/2044	11,716	11,562
Q2-9916, 4.000%, 11/01/2044	17,245	16,561
Q4-5219, 3.500%, 01/01/2045	78,955	73,896
G0-7961, 3.500%, 03/01/2045	17,887	16,748
G0-8633, 4.000%, 03/01/2045	33,772	32,422
G0-8636, 3.500%, 04/01/2045	20,745	19,381
G0-8637, 4.000%, 04/01/2045	17,112	16,428
Q3-3869, 4.000%, 06/01/2045	11,692	11,101
Q3-5225, 3.500%, 08/01/2045	10,284	9,606
G0-8659, 3.500%, 08/01/2045	56,981	53,182
V8-1873, 4.000%, 08/01/2045	14,950	14,352
G0-8660, 4.000%, 08/01/2045	67,433	64,799
G0-8672, 4.000%, 10/01/2045	11,423	10,974
V8-1992, 4.000%, 10/01/2045	207,484	198,072
G0-8676, 3.500%, 11/01/2045	24,786	23,141
G6-0480, 4.500%, 11/01/2045	10,022	9,879
G0-8681, 3.500%, 12/01/2045	18,377	17,137

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
G0-8682, 4.000%, 12/01/2045	$22,907	$21,991
Q3-8473, 4.000%, 01/01/2046	22,785	21,874
Q3-9644, 3.500%, 03/01/2046	85,082	79,344
Q3-9434, 3.500%, 03/01/2046	3,858	3,598
G0-8693, 3.500%, 03/01/2046	4,108	3,828
G0-8699, 4.000%, 03/01/2046	35,712	34,284
G0-8702, 3.500%, 04/01/2046	42,212	39,310
G0-8706, 3.500%, 05/01/2046	19,376	18,188
Q4-0375, 3.500%, 05/01/2046	27,786	25,868
Q4-0718, 3.500%, 05/01/2046	122,069	113,614
G0-8708, 4.500%, 05/01/2046	26,827	26,429
Q4-1208, 3.500%, 06/01/2046	60,396	56,309
Q4-5458, 4.000%, 08/01/2046	60,426	58,009
G0-8721, 3.000%, 09/01/2046	41,416	37,313
G0-8735, 4.500%, 10/01/2046	37,044	36,425
G0-8741, 3.000%, 01/01/2047	757,712	681,546
G0-8743, 4.000%, 01/01/2047	33,668	32,266
Q4-6279, 3.500%, 02/01/2047	46,885	43,577
Q4-6539, 4.500%, 03/01/2047	3,425	3,337
G0-8757, 3.500%, 04/01/2047	7,792	7,234
G0-8759, 4.500%, 04/01/2047	12,564	12,342
V8-3204, 4.500%, 05/01/2047	29,894	29,191
Q4-9100, 4.000%, 07/01/2047	73,440	70,275
Q4-9394, 4.500%, 07/01/2047	67,247	65,987
Q4-9888, 3.500%, 08/01/2047	40,353	37,433
Q5-0035, 3.500%, 08/01/2047	58,540	54,320
Q5-0109, 3.500%, 08/01/2047	8,607	7,983
G6-1228, 4.000%, 08/01/2047	111,551	107,635
G0-8779, 3.500%, 09/01/2047	166,979	152,753
G0-8785, 4.000%, 10/01/2047	85,933	81,565
Q5-2319, 3.500%, 11/01/2047	128,911	119,443
G6-1631, 3.500%, 11/01/2047	153,484	142,662
G6-1467, 4.000%, 11/01/2047	110,158	104,555
G6-1281, 3.500%, 01/01/2048	72,633	67,298
G0-8800, 3.500%, 02/01/2048	98,294	91,018
Q5-4463, 4.000%, 02/01/2048	55,427	53,180
G6-7710, 3.500%, 03/01/2048	137,480	126,985
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.392%, 08/25/2029(d)(e)	1,985,000	148,438
Freddie Mac Pool
ZS-9972, 3.000%, 03/01/2042	704,269	637,811
ZM-0630, 4.000%, 01/01/2046	238,890	229,077
ZT-0390, 4.000%, 03/01/2046	89,489	86,076
ZM-1590, 3.000%, 08/01/2046	510,927	458,181
SD-0035, 3.000%, 04/01/2047	453,213	410,561
ZM-4908, 3.500%, 11/01/2047	206,257	190,886
ZA-5250, 4.000%, 01/01/2048	188,585	180,594
ZS-4759, 3.500%, 03/01/2048	125,852	116,433
ZM-6197, 4.000%, 04/01/2048	443,964	424,402
SD-0298, 3.000%, 11/01/2048	320,261	288,657
ZN-2103, 4.500%, 12/01/2048	30,335	29,708
ZA-7141, 3.000%, 06/01/2049	64,785	57,621
SD-8005, 3.500%, 08/01/2049	583,309	537,334
SD-8013, 4.500%, 09/01/2049	87,193	85,231

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
SI-2009, 3.000%, 10/01/2049	$388,059	$345,187
QA-5549, 3.000%, 12/01/2049	211,332	187,699
QA-7325, 3.000%, 02/01/2050	162,649	144,665
QA-6750, 3.000%, 02/01/2050	122,405	109,145
QA-8311, 3.000%, 03/01/2050	189,697	170,162
SD-8068, 3.000%, 06/01/2050	530,994	471,528
RA-2970, 2.500%, 07/01/2050	176,776	150,883
SD-8074, 3.000%, 07/01/2050	77,960	69,275
SD-8075, 3.500%, 07/01/2050	450,206	414,064
QB-2682, 2.500%, 08/01/2050	133,081	113,237
SD-8084, 3.000%, 08/01/2050	228,377	202,383
SD-8086, 4.000%, 08/01/2050	167,761	158,823
RA-3484, 3.000%, 09/01/2050	266,835	236,146
SD-8098, 2.000%, 10/01/2050	2,316,269	1,895,832
QB-4785, 2.500%, 10/01/2050	187,868	159,835
QB-6037, 2.500%, 11/01/2050	138,599	117,903
SD-8122, 2.500%, 01/01/2051	401,539	341,581
SD-8129, 2.500%, 02/01/2051	542,312	461,537
RA-4527, 2.500%, 02/01/2051	275,425	235,080
SD-8135, 2.500%, 03/01/2051	194,315	165,352
QC-0945, 2.500%, 04/01/2051	791,673	672,767
SD-8147, 2.500%, 05/01/2051	454,672	386,240
QC-2565, 2.000%, 06/01/2051	539,900	441,224
QC-4235, 2.500%, 07/01/2051	696,805	591,359
SD-8156, 2.500%, 07/01/2051	423,497	359,624
QC-3907, 2.500%, 07/01/2051	451,841	383,551
SD-8160, 2.000%, 08/01/2051	811,126	662,711
QC-5978, 2.500%, 08/01/2051	602,010	512,399
QC-6209, 2.500%, 08/01/2051	378,314	321,245
SD-8167, 2.500%, 09/01/2051	1,100,288	933,032
RA-5855, 2.500%, 09/01/2051	729,204	618,884
SD-8169, 3.500%, 09/01/2051	106,080	96,723
QC-8520, 2.500%, 10/01/2051	281,378	238,750
SD-0780, 2.500%, 12/01/2051	493,449	418,796
SD-8189, 2.500%, 01/01/2052	439,869	373,183
RA-6686, 4.000%, 01/01/2052	224,899	211,415
QD-7594, 2.500%, 02/01/2052	672,779	573,267
SD-8205, 2.500%, 04/01/2052	682,312	578,851
QE-4039, 4.000%, 06/01/2052	1,221,180	1,147,710
QE-5195, 4.000%, 06/01/2052	631,308	593,026
SD-1883, 4.000%, 06/01/2052	640,906	602,876
QE-5474, 4.000%, 07/01/2052	341,661	320,897
SD-1060, 4.000%, 07/01/2052	338,065	318,004
QE-6058, 4.500%, 07/01/2052	890,839	858,935
SD-8231, 4.500%, 07/01/2052	335,171	323,189
SD-8233, 5.000%, 07/01/2052	661,900	651,147
SD-1382, 4.000%, 08/01/2052	818,200	769,291
QE-6925, 4.500%, 08/01/2052	259,390	250,104
SD-1576, 5.000%, 08/01/2052	926,858	911,944
SD-1803, 0.000%, 09/01/2052	323,235	324,436
QE-9381, 4.000%, 09/01/2052	879,978	826,404
SD-1709, 5.500%, 09/01/2052	815,685	818,055
SD-8258, 5.000%, 10/01/2052	678,414	667,393
SD-1719, 5.500%, 10/01/2052	862,198	865,987

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
SD-1884, 5.000%, 11/01/2052	$108,006	$106,285
SD-1913, 5.000%, 11/01/2052	423,450	416,833
SD-8268, 5.500%, 11/01/2052	389,320	389,356
SD-8288, 5.000%, 01/01/2053	941,094	925,805
QF-6551, 5.500%, 01/01/2053	647,282	647,141
SD-8289, 5.500%, 01/01/2053	644,500	644,149
SD-2174, 6.000%, 01/01/2053	595,687	604,516
SD-8300, 5.500%, 02/01/2053	154,368	154,282
Freddie Mac REMICS
4121, 1.612% (1 Month LIBOR USD + 6.200%), 10/15/2042(c)(e)	911,942	90,802
4122, 4.000%, 10/15/2042(e)	940,704	174,512
4159, 1.562% (1 Month LIBOR USD + 6.150%), 01/15/2043(c)(e)	1,745,337	193,088
4459, 4.000%, 08/15/2043(e)	1,933,848	350,379
4385, 4.500%, 09/15/2044(e)	188,169	35,496
4572, 1.462% (1 Month LIBOR USD + 6.050%), 04/15/2046(c)(e)	416,835	40,660
4583, 1.412% (1 Month LIBOR USD + 6.000%), 05/15/2046(c)(e)	427,570	43,893
4616, 1.412% (1 Month LIBOR USD + 6.000%), 09/15/2046(c)(e)	999,322	107,045
4623, 1.412% (1 Month LIBOR USD + 6.000%), 10/15/2046(c)(e)	926,520	106,927
4648, 1.412% (1 Month LIBOR USD + 6.000%), 01/15/2047(c)(e)	393,229	40,242
5013, 3.000%, 09/25/2050(e)	2,575,378	374,097
Freddie Mac STACR REMIC Trust
2021-DNA7, 6.284% (SOFR30A + 1.800%), 11/25/2041(b)(c)	473,000	453,092
2022-HQA1, 7.984% (SOFR30A + 3.500%), 03/25/2042(b)(c)	309,000	315,590
2022-DNA2, 6.884% (SOFR30A + 2.400%), 02/25/2042(b)(c)	1,650,000	1,614,781
2022-DNA3, 7.384% (SOFR30A + 2.900%), 04/25/2042(b)(c)	1,162,000	1,160,730
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-HQA3, 6.967% (1 Month LIBOR USD + 2.350%), 04/25/2030(c)	668,014	673,693
2018-DNA1, 6.417% (1 Month LIBOR USD + 1.800%), 07/25/2030(c)	299,105	298,219
2018-HQA1, 6.917% (1 Month LIBOR USD + 2.300%), 09/25/2030(c)	624,714	630,362
2019-CS03, 4.617% (1 Month LIBOR USD + 0.000%), 10/25/2032(b)(c)	96,903	96,704
Ginnie Mae
#TBA, 5.000%, 03/15/2041	1,500,000	1,482,724
#TBA, 5.500%, 10/20/2052	1,335,000	1,340,254
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	23,571	22,238
MA0783M, 3.500%, 02/20/2043	32,084	30,269
MA0934M, 3.500%, 04/20/2043	22,902	21,606
MA3663M, 3.500%, 05/20/2046	39,543	36,970
MA3803M, 3.500%, 07/20/2046	15,339	14,324
MA4510M, 3.500%, 06/20/2047	62,347	58,209
MA4586M, 3.500%, 07/20/2047	86,094	80,409
MA4652M, 3.500%, 08/20/2047	57,880	54,019
MA4900M, 3.500%, 12/20/2047	43,801	40,905
MA6542M, 3.500%, 03/20/2050	235,837	220,542
MA6600M, 3.500%, 04/20/2050	17,617	16,362
MA6601M, 4.000%, 04/20/2050	79,538	75,811
MA7138M, 3.500%, 01/20/2051	229,901	213,440
MA7192M, 2.000%, 02/20/2051	287,685	241,894
MA7193M, 2.500%, 02/20/2051	289,755	252,096
MA7254M, 2.000%, 03/20/2051	293,412	247,614
MA7255M, 2.500%, 03/20/2051	718,741	625,239
MA7311M, 2.000%, 04/20/2051	836,405	705,419
MA7312M, 2.500%, 04/20/2051	794,532	691,535
MA7367M, 2.500%, 05/20/2051	292,604	254,228

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
MA7418M, 2.500%, 06/20/2051	$611,669	$531,157
MA7472M, 2.500%, 07/20/2051	401,532	348,492
MA7589M, 2.500%, 09/20/2051	898,176	779,113
MA7648M, 2.000%, 10/20/2051	292,948	246,056
MA7766M, 2.000%, 12/20/2051	369,447	310,003
MA8045M, 4.000%, 05/20/2052	655,606	619,990
MA8099M, 3.500%, 06/20/2052	97,194	89,429
MA8151M, 4.500%, 07/20/2052	907,546	880,414
MA8200M, 4.000%, 08/20/2052	196,958	186,258
MA8201M, 4.500%, 08/20/2052	1,158,957	1,124,300
MA8268M, 4.500%, 09/20/2052	548,590	532,181
MA8269M, 5.000%, 09/20/2052	641,982	635,730
MA8347M, 4.500%, 10/20/2052	743,028	720,803
MA8429M, 5.500%, 11/20/2052	522,038	524,853
MA8569M, 5.000%, 01/20/2053	474,009	469,393
MA8570M, 5.500%, 01/20/2053	349,399	351,283
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043(e)	1,060,106	161,667
2015-162, 2.152% (1 Month LIBOR USD + 6.750%), 11/20/2045(c)(e)	859,889	109,485
2018-007, 1.602% (1 Month LIBOR USD + 6.200%), 01/20/2048(c)(e)	971,867	91,894
2020-173, 2.500%, 11/20/2050(e)	2,276,851	298,748
2021-116, 2.500%, 06/20/2051(e)	2,543,867	336,267
Uniform Mortgage Backed Securities
#TBA, 5.000%, 03/15/2041	1,175,000	1,154,858
#TBA, 5.500%, 03/15/2041	1,795,000	1,792,248
#TBA, 6.000%, 03/15/2041	830,000	840,035

TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $133,306,870)		121,697,323

U.S. GOVERNMENT AGENCY ISSUES—0.45%
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	225,000	202,238
Federal National Mortgage Association
0.500%, 11/07/2025	255,000	228,654
0.750%, 10/08/2027	745,000	639,268
0.875%, 08/05/2030	575,000	456,085
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	336,071

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,179,806)		1,862,316

U.S. GOVERNMENT NOTES/BONDS—15.31%
United States Treasury Note/Bond
4.500%, 11/15/2025	7,450,000	7,437,777
3.875%, 12/31/2027	14,385,000	14,173,720
3.500%, 01/31/2028	6,575,000	6,375,179
2.750%, 08/15/2032	1,380,000	1,253,213
4.125%, 11/15/2032	7,115,000	7,222,837
3.500%, 02/15/2033	7,465,000	7,211,890
4.500%, 05/15/2038	845,000	895,518
1.750%, 08/15/2041	500,000	345,830
2.375%, 02/15/2042	1,495,000	1,148,347
3.125%, 02/15/2042	1,070,000	929,667
3.250%, 05/15/2042	2,830,000	2,497,364
3.375%, 08/15/2042	1,180,000	1,060,433
3.375%, 05/15/2044	1,380,000	1,229,089

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Principal Amount	Value
3.125%, 08/15/2044	$2,040,000	$1,741,849
3.000%, 05/15/2047	1,515,000	1,258,782
3.125%, 05/15/2048	470,000	400,060
3.375%, 11/15/2048	1,985,000	1,770,915
1.875%, 11/15/2051	1,980,000	1,281,277
3.000%, 08/15/2052	5,320,000	4,451,759

TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $64,113,378)		62,685,506

	Shares
EXCHANGE TRADED FUNDS—0.05%
iShares Core U.S. Aggregate Bond ETF(f)	2,294	223,229

TOTAL EXCHANGE TRADED FUNDS (Cost $226,723)		223,229

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING—5.19%
Money Market Fund—5.19%
Mount Vernon Liquid Assets Portfolio, LLC, 4.670%(g)	21,255,649	21,255,649

TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $21,255,649)		21,255,649

SHORT-TERM INVESTMENTS—0.47%
First American Government Obligations Fund, Class X, 4.368%(g)	1,905,833	1,905,833

TOTAL SHORT-TERM INVESTMENTS (Cost $1,905,833)		1,905,833

Total Investments (Cost $478,914,522)—107.11%		438,589,431
Liabilities in Excess of Other Assets—(7.11)%		(29,105,970)

TOTAL NET ASSETS—100.00%		$409,483,461

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2023.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at February 28, 2023. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(d)	Variable rate security; the rate shown represents the rate at February 28, 2023. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of February 28, 2023. Total value of securities out on loan is $20,809,116.
(g)	The rate shown represents the seven day yield at February 28, 2023.
(h)	Perpetual maturity. The date referenced is the next call date.

Abbreviations

#	TBA Pool number to be announced

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS—73.17%
Accommodation—0.16%
Galaxy Entertainment Group Ltd.—ADR	11,334	$378,136
Melco Resorts & Entertainment Ltd.—ADR(a)	7,939	101,460
MGM Resorts International	7,663	329,586
Sodexo SA—ADR	33,242	615,309
Wynn Macau Ltd.—ADR(a)	10,935	113,615

		1,538,106

Administrative and Support Services—1.74%
ABM Industries, Inc.(c)	6,173	298,835
ABN AMRO Bank NV—ADR	81,960	1,442,496
AdaptHealth Corp.(a)(c)	8,866	141,767
ADT, Inc.(c)	3,635	27,408
AMN Healthcare Services, Inc.(a)(c)	3,103	279,301
AMTD IDEA Group—ADR(a)(c)	111,387	174,878
Brambles Ltd.—ADR	78,851	1,377,527
Conduent, Inc.(a)	9,388	37,364
Deutsche Post AG—ADR	22,128	939,997
DiDi Global, Inc.—ADR(a)	44,968	178,973
DouYu International Holdings Ltd.—ADR(a)	88,252	110,315
ExlService Holdings, Inc.(a)	119	19,577
Fair Isaac Corp.(a)(c)	834	564,943
FleetCor Technologies, Inc.(a)	9,677	2,078,523
GoodRx Holdings, Inc.(a)	2,458	13,003
HeadHunter Group PLC—ADR(e)(g)	3,254	48,908
HUYA, Inc.—ADR(a)	34,144	146,819
Jiayin Group, Inc.—ADR(a)	19,969	58,109
loanDepot, Inc.	5,412	11,257
MasterCard, Inc.—Class A	9,460	3,361,043
Multiplan Corp.(a)(c)	42,856	43,285
PDD Holdings, Inc.—ADR(a)	11,839	1,038,635
Tuniu Corp.—ADR(a)	13,744	25,152
Visa, Inc.(c)	17,856	3,927,249
WEX, Inc.(a)	1,937	373,473
ZTO Express Cayman, Inc.—ADR	246	5,919

		16,724,756

Air Transportation—0.30%
Air France-KLM—ADR	21,563	40,538
Cathay Pacific Airways Ltd.—ADR(a)	35,151	171,888
Deutsche Lufthansa AG—ADR(a)	32,004	330,281
Ryanair Holdings PLC—ADR(a)	6,570	609,499
Swire Pacific Ltd.—Class A—ADR(c)	87,518	712,397
United Airlines Holdings, Inc.(a)	20,090	1,043,877

		2,908,480

Ambulatory Health Care Services—0.16%
Acadia Healthcare Co., Inc.(a)(c)	5,349	387,857
DBV Technologies SA—ADR(a)(c)	86,173	124,951
NextGen Healthcare, Inc.(a)(c)	5,846	105,871
Novocure Ltd.(a)(b)	2,918	224,599
Oak Street Health, Inc.(a)(c)	3,613	127,900
Option Care Health, Inc.(a)	10,076	309,031
Select Medical Holdings Corp.(c)	4,575	124,394

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Sonic Healthcare Ltd.—ADR(c)	5,330	$116,194

		1,520,797

Amusement, Gambling, and Recreation Industries—0.02%
Light & Wonder, Inc.(a)	2,702	169,172

Animal Production and Aquaculture—0.04%
Cal-Maine Foods, Inc.(c)	5,927	336,654
Cresud SACIF y A—ADR	822	6,280

		342,934

Apparel Manufacturing—0.06%
G-III Apparel Group Ltd.(a)	1,666	27,681
HUGO BOSS AG—ADR	16,558	226,348
Lululemon Athletica, Inc.(a)	188	58,130
Ralph Lauren Corp.(c)	2,180	257,653

		569,812

Beverage and Tobacco Product Manufacturing—1.05%
Altria Group, Inc.	16,785	779,328
Anheuser-Busch InBev SA/NV—ADR	6,380	387,266
Coca-Cola Femsa SAB de CV—ADR	8,810	634,408
Embotelladora Andina SA—Class B—ADR	8,592	126,732
Japan Tobacco, Inc.—ADR(c)	224,430	2,266,743
Kirin Holdings Co. Ltd.—ADR	127,183	1,902,658
Molson Coors Brewing Co.—Class B(c)	22,546	1,199,222
PepsiCo, Inc.	14,583	2,530,588
Treasury Wine Estates Ltd.—ADR	29,164	273,558

		10,100,503

Broadcasting (except Internet)—1.02%
Comcast Corp.—Class A	8,301	308,548
DISH Network Corp.—Class A(a)(c)	32,047	365,656
Fox Corp.—Class A(c)	58,601	2,052,207
Fox Corp.—Class B	69,201	2,231,732
Grupo Televisa SAB—ADR	15,556	77,158
ITV PLC—ADR(c)	27,367	293,648
Liberty Media Corp-Liberty SiriusXM(a)	17,145	555,327
Liberty Media Corp-Liberty SiriusXM(a)	31,516	1,015,445
Nexstar Media Group, Inc.—Class A(c)	3,535	657,157
Paramount Global—Class A(c)	17,806	437,671
Sinclair Broadcast Group, Inc.—Class A(c)	10,975	178,563
Sirius XM Holdings, Inc.(c)	378,794	1,662,906
Tencent Music Entertainment Group—ADR(a)	1,162	8,761

		9,844,779

Building Material and Garden Equipment and Supplies Dealers—0.60%
Lowe’s Companies, Inc.	4,314	887,605
Snap-on, Inc.(c)	19,457	4,838,566

		5,726,171

Chemical Manufacturing—7.79%
10X Genomics, Inc.(a)	757	35,973
AbbVie, Inc.	8,978	1,381,714
Abcam PLC—ADR(a)	11,331	163,280
Air Liquide SA—ADR	1,342	42,635

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Alkermes PLC(a)(b)	856	$22,889
Amgen, Inc.	7,212	1,670,732
Astellas Pharma, Inc.—ADR	77,835	1,089,690
AstraZeneca PLC—ADR	55,308	3,604,975
Bavarian Nordic A/S—ADR(a)	27,985	286,846
Bayer AG—ADR	181,176	2,694,087
Beiersdorf AG—ADR	10,335	246,283
Biogen, Inc.(a)	8,026	2,165,896
Bristol-Myers Squibb Co.	65,305	4,503,434
Cellectis SA—ADR(a)	26,282	57,820
CF Industries Holdings, Inc.	7,376	633,525
Chugai Pharmaceutical Co. Ltd.—ADR	40,570	503,068
Clinuvel Pharmaceuticals Ltd.—ADR	4,395	56,696
Corcept Therapeutics, Inc.(a)(c)	12,040	250,793
CSL Ltd.—ADR	343	34,183
Daiichi Sankyo Co. Ltd.—ADR	26,109	824,000
Dow, Inc.	18,155	1,038,466
Eli Lilly & Co.	5,243	1,631,726
Gilead Sciences, Inc.	52,520	4,229,436
GSK PLC—ADR	23,969	821,418
Halozyme Therapeutics, Inc.(a)	3,593	172,428
Harmony Biosciences Holdings, Inc.(a)(c)	5,293	233,051
Huntsman Corp.	3,623	106,299
Hypera SA—ADR	48,329	369,717
Incitec Pivot Ltd.—ADR	326,848	753,385
Innoviva, Inc.(a)(c)	5,570	67,230
Ironwood Pharmaceuticals, Inc.(a)(c)	28,195	317,758
Jazz Pharmaceuticals PLC(a)(b)	3,220	452,088
Johnson Matthey PLC—ADR	6,857	366,918
Kiniksa Pharmaceuticals Ltd.(a)(b)	17,985	231,287
Kose Corp.—ADR(a)	9,996	225,410
Kuraray Co. Ltd.—ADR	8,304	223,336
Lantheus Holdings, Inc.(a)	4,179	309,079
Maravai LifeSciences Holdings, Inc.—Class A(a)	2,408	35,518
Merck & Co., Inc.	50,810	5,398,055
Merck KGaA—ADR	2,998	113,564
Moderna, Inc.(a)(c)	18,086	2,510,518
Mosaic Co.(c)	16,280	865,933
Neurocrine Biosciences, Inc.(a)	2,852	294,041
Novartis AG—ADR	78,670	6,617,721
Novo Nordisk A/S—ADR	22,659	3,194,692
Olaplex Holdings, Inc.(a)(c)	188,132	925,609
Olin Corp.	4,572	264,033
Ono Pharmaceutical Co. Ltd.—ADR	132,905	893,122
Organon & Co.(c)	6,158	150,809
Otsuka Holdings Co. Ltd.—ADR	53,579	807,971
Perrigo Co. PLC(b)	2,660	100,255
Pfizer, Inc.	59,271	2,404,624
Prestige Consumer Healthcare, Inc.(a)	5,526	332,942
QuidelOrtho Corp.(a)	2,662	231,434
Regeneron Pharmaceuticals, Inc.(a)	2,449	1,862,269
REGENXBIO, Inc.(a)(c)	11,684	259,969
Repligen Corp.(a)(c)	1,073	187,099
Sanofi—ADR	68,996	3,232,463
Sasol Ltd.—ADR	309	4,465

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Shionogi & Co Ltd.—ADR	18,538	$204,289
Supernus Pharmaceuticals, Inc.(a)(c)	10,658	400,634
Takeda Pharmaceutical Co. Ltd.—ADR	169,815	2,606,660
Teva Pharmaceutical Industries Ltd.—ADR(a)	83,890	831,350
Trinity Biotech PLC—ADR(a)	78,537	82,464
Twist Bioscience Corp.(a)	1,646	32,031
Unilever PLC—ADR	50,890	2,540,938
United Therapeutics Corp.(a)	2,159	531,200
Veracyte, Inc.(a)(c)	12,750	313,778
Verona Pharma PLC—ADR(a)	3,455	74,075
Vertex Pharmaceuticals, Inc.(a)	3,674	1,066,525
Viatris, Inc.	63,620	725,268
Westlake Corp.(c)	7,810	930,483
Xencor, Inc.(a)	2,753	88,454
Yara International ASA—ADR	79,810	1,892,295

		74,825,101

Clothing and Clothing Accessories Stores—0.65%
Academy Sports & Outdoors, Inc.(c)	7,305	432,091
ASOS PLC—ADR(a)	29,721	310,882
Bath & Body Works, Inc.	4,520	184,732
Brilliant Earth Group, Inc.(a)	2,548	13,122
Buckle, Inc.(c)	6,746	275,169
Burberry Group PLC—ADR	40,060	1,188,120
Caleres, Inc.(c)	8,907	232,562
Figs, Inc.(a)	19,359	178,296
Foot Locker, Inc.(c)	5,116	223,672
Guess?, Inc.	7,320	154,013
Lojas Renner SA—ADR(c)	3,437	12,408
Pandora A/S—ADR	10,934	258,054
PRADA SpA—ADR	24,051	325,410
Ross Stores, Inc.	1,832	202,509
Scholastic Corp.	6,720	306,499
Signet Jewelers Ltd.(b)	2,529	181,127
TJX Cos., Inc.	20,668	1,583,169
Urban Outfitters, Inc.(a)	6,451	173,854

		6,235,689

Computer and Electronic Product Manufacturing—8.24%
Advanced Energy Industries, Inc.(c)	4,744	441,572
Advantest Corp.—ADR	7,862	622,670
Allegro MicroSystems, Inc.(a)(c)	731	31,930
Amkor Technology, Inc.(c)	13,681	352,423
Amphenol Corp.—Class A	95,220	7,381,453
Analog Devices, Inc.	23,749	4,357,229
Apple, Inc.	17,951	2,646,157
Arista Networks, Inc.(a)	8,018	1,112,097
Avanos Medical, Inc.(a)	6,483	181,978
Broadcom, Inc.	7,134	4,239,665
Canaan, Inc.—ADR(a)(c)	304,813	853,476
ChipMOS Technologies, Inc.—ADR	1,135	26,707
Cirrus Logic, Inc.(a)(c)	7,184	738,156
Cisco Systems, Inc.	30,101	1,457,490
Diodes, Inc.(a)(c)	5,158	472,937
Dolby Laboratories, Inc.—Class A	1,563	128,604

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Enphase Energy, Inc.(a)(c)	2,540	$534,746
Himax Technologies, Inc.—ADR(c)	76,173	565,965
Hologic, Inc.(a)	16,706	1,330,466
HP, Inc.	6,192	182,788
Infineon Technologies AG—ADR	23,660	838,274
International Business Machines Corp.	15,280	1,975,704
Jabil, Inc.(c)	12,796	1,062,452
JinkoSolar Holding Co. Ltd.—ADR(a)	7,213	382,289
Juniper Networks, Inc.(c)	96,053	2,956,511
Keysight Technologies, Inc.(a)	22,538	3,605,177
Lam Research Corp.	6,015	2,923,350
Lattice Semiconductor Corp.(a)	234	19,881
MACOM Technology Solutions Holdings, Inc.(a)(c)	2,359	161,686
MaxLinear, Inc.(a)	380	13,000
Methode Electronics, Inc.	5,181	252,470
Microchip Technology, Inc.	69,694	5,647,304
Micron Technology, Inc.(c)	11,566	668,746
Monolithic Power Systems, Inc.(c)	1,473	713,359
NetApp, Inc.	10,940	706,177
Nitto Denko Corp.—ADR	1,165	35,026
Northrop Grumman Corp.	2,600	1,206,686
Olink Holding AB—ADR(a)(c)	15,577	365,125
ON Semiconductor Corp.(a)	55,794	4,319,014
Onto Innovation, Inc.(a)	5,170	426,370
OSI Systems, Inc.(a)	4,358	403,333
Plexus Corp.(a)	1,421	136,260
Power Integrations, Inc.(c)	1,968	161,868
Qorvo, Inc.(a)	5,916	596,865
QUALCOMM, Inc.	17,222	2,127,434
Rambus, Inc.(a)(c)	2,374	105,002
Renesas Electronics Corp.—ADR(a)(c)	259,935	1,676,581
Ricoh Co Ltd.—ADR(c)	77,162	601,092
Rohm Co. Ltd.—ADR	33,532	1,291,653
Sanmina Corp.(a)(c)	14,008	846,924
Seiko Epson Corp.—ADR	117,528	798,368
Semtech Corp.(a)	1,903	58,631
Silicon Laboratories, Inc.(a)	671	119,794
SiTime Corp.(a)	446	55,371
Skyworks Solutions, Inc.(c)	3,790	422,850
STMicroelectronics NV(b)	56,435	2,717,910
Sumitomo Electric Industries Ltd.—ADR(c)	57,515	708,010
Super Micro Computer, Inc.(a)(c)	4,356	426,757
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	12,188	1,061,209
TDK Corp.—ADR	39,503	1,328,091
Texas Instruments, Inc.	32,513	5,574,354
Trane Technologies PLC(b)	248	45,873
TTM Technologies, Inc.(a)(c)	10,928	145,233
United Microelectronics Corp.—ADR	87,817	713,952
Universal Display Corp.	879	119,412
Vishay Intertechnology, Inc.(c)	23,966	508,798
VTech Holdings Ltd.—ADR(c)	83,297	455,635

		79,144,370

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Construction of Buildings—2.13%
ACS Actividades de Construccion y Servicios SA—ADR	281,784	$1,690,705
Barratt Developments PLC—ADR(c)	51,135	581,916
DR Horton, Inc.(c)	53,074	4,908,283
KB Home	7,702	271,650
Kingspan Group PLC—ADR	3,022	198,757
Lennar Corp.—Class A	34,762	3,362,876
Lennar Corp.—Class B	23,633	1,929,871
MDC Holdings, Inc.(c)	1,842	68,154
Meritage Homes Corp.(a)	4,173	455,817
Mitie Group PLC—ADR	65,943	255,199
NVR, Inc.(a)	246	1,272,711
Persimmon PLC—ADR(c)	9,699	338,883
PulteGroup, Inc.	72,754	3,977,460
Taylor Morrison Home Corp.(a)	13,043	467,331
Toll Brothers, Inc.	7,354	440,799
Tri Pointe Homes, Inc.(a)	8,336	198,730

		20,419,142

Couriers and Messengers—0.16%
Air Transport Services Group, Inc.(a)	7,993	167,293
United Parcel Service, Inc.—Class B(c)	7,488	1,366,486

		1,533,779

Credit Intermediation and Related Activities—3.30%
Akbank TAS—ADR	245,491	429,609
Ally Financial, Inc.(c)	1,397	41,980
Ameris Bancorp	257	12,303
ASE Technology Holding Co Ltd.—ADR(c)	95,854	687,273
Associated Banc-Corp(c)	527	12,200
B&M European Value Retail SA—ADR(c)	1,871	44,174
Banco Bilbao Vizcaya Argentaria SA—ADR	462,696	3,590,522
Banco de Chile—ADR	6,736	139,368
Banco do Brasil SA—ADR	94,943	749,100
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand—ADR	35,066	232,838
Banco Santander SA—ADR	274,278	1,072,427
Bank Central Asia Tbk PT—ADR(c)	5,478	78,883
Bank Hapoalim BM—ADR	7,076	283,041
Bank Mandiri Persero Tbk PT—ADR	26,646	352,793
Bank of China Ltd.—ADR	152,904	1,400,371
Bank of East Asia Ltd.—ADR	130,225	177,106
Barclays PLC—ADR	28,690	242,717
Capital One Financial Corp.	394	42,978
Commerzbank AG—ADR(a)	32,217	390,953
DBS Group Holdings Ltd.—ADR	327	33,361
Deutsche Bank AG(b)	82,869	1,032,548
Discover Financial Services	15,942	1,785,504
Encore Capital Group, Inc.(a)(c)	606	31,318
FinVolution Group—ADR	113,329	574,578
First Citizens BancShares, Inc.(c)	133	97,590
FNB Corp/PA(c)	5,793	82,666
Huntington Bancshares, Inc.	7,098	108,741
ICICI Bank Ltd.—ADR	39,940	825,959
LendingClub Corp.(a)(c)	2,734	25,700

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Mediobanca Banca di Credito Finanziario SpA—ADR	81,580	$865,564
Mr Cooper Group, Inc.(a)	11,316	525,402
Nelnet, Inc.—Class A	8,087	759,127
OFG Bancorp(b)	7,117	216,499
OneMain Holdings, Inc.(c)	6,087	262,289
Oversea-Chinese Banking Corp. Ltd.—ADR	100,857	1,891,070
PennyMac Financial Services, Inc.	6,599	399,042
Piraeus Financial Holdings SA—ADR	77,046	198,008
Provident Financial Services, Inc.	521	12,165
Regions Financial Corp.(c)	2,013	46,943
Rocket Cos, Inc.—Class A(c)	140,843	1,107,026
S&T Bancorp, Inc.	331	12,333
Sberbank of Russia PJSC—ADR(a)(e)(g)	119,989	—
Standard Bank Group Ltd.—ADR	3,525	35,567
Standard Chartered PLC—ADR	85,604	1,611,923
State Street Corp.(c)	558	49,483
Svenska Handelsbanken AB—ADR	107,650	565,163
Swedbank AB—ADR	32,911	670,726
Synchrony Financial	24,908	889,465
Turkiye Garanti Bankasi AS—ADR	154,384	208,418
UBS Group AG(b)	167,658	3,651,591
UniCredit SpA—ADR	184,694	1,878,338
United Overseas Bank Ltd.—ADR	28,514	1,265,451

		31,700,194

Crop Production—0.33%
British American Tobacco PLC—ADR	81,409	3,098,427
SLC Agricola SA—ADR	3,108	28,438

		3,126,865

Data Processing, Hosting and Related Services—0.90%
Automatic Data Processing, Inc.	6,242	1,372,116
Chindata Group Holdings Ltd.—ADR(a)	36,854	249,502
CSG Systems International, Inc.	972	54,626
Fiserv, Inc.(a)	52,927	6,091,369
Marqeta, Inc.(a)(c)	4,734	27,457
Sciplay Corp.—Class A(a)	14,117	233,495
Sohu.com Ltd.—ADR(a)	34,838	498,880
TaskUS, Inc.(a)	8,433	145,090
Zai Lab Ltd.—ADR(a)	161	5,981

		8,678,516

Educational Services—0.21%
Adtalem Global Education, Inc.(a)(c)	7,870	307,874
Graham Holdings Co.—Class B	369	231,238
Grand Canyon Education, Inc.(a)	2,787	315,740
Informa PLC—ADR	7,090	113,795
New Oriental Education & Technology Group, Inc.—ADR(a)	5,590	216,445
Strategic Education, Inc.	2,665	227,191
Stride, Inc.(a)(c)	3,422	145,332
Sunlands Technology Group—ADR(c)	2,747	27,140
TAL Education Group—ADR(a)	56,295	395,753

		1,980,508

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Electrical Equipment, Appliance, and Component Manufacturing—0.45%
Acuity Brands, Inc.(c)	66	$12,801
Arcelik AS—ADR	10,518	313,436
Atos SE—ADR(a)	57,225	163,097
Hitachi Ltd.—ADR	17,637	1,779,397
Hubbell, Inc.(c)	4,212	1,059,486
Littelfuse, Inc.(c)	904	233,892
Panasonic Holdings Corp.—ADR	46,344	403,657
Schneider Electric SE—ADR	1,102	35,319
Siemens AG—ADR	4,258	325,482

		4,326,567

Electronics and Appliance Stores—0.12%
Best Buy Co., Inc.(c)	9,779	812,733
Sega Sammy Holdings, Inc.—ADR	84,503	361,673

		1,174,406

Fabricated Metal Product Manufacturing—0.33%
Assa Abloy AB—ADR	2,913	35,306
Atkore, Inc.(a)	2,848	415,865
Emerson Electric Co.	4,189	346,472
Mueller Industries, Inc.(c)	8,401	621,422
Nucor Corp.	10,660	1,784,910
Valmont Industries, Inc.	39	12,376

		3,216,351

Food and Beverage Stores—0.65%
Carrefour SA—ADR	278,018	1,106,512
J Sainsbury PLC—ADR	49,766	639,493
Jeronimo Martins SGPS SA—ADR	15,785	647,343
Koninklijke Ahold Delhaize NV—ADR	49,687	1,578,059
Kroger Co.	34,506	1,488,588
Sendas Distribuidora SA—ADR	1,514	26,480
Sprouts Farmers Market, Inc.(a)(c)	8,566	259,464
Weis Markets, Inc.(c)	6,715	513,295

		6,259,234

Food Manufacturing—1.46%
Ajinomoto Co., Inc.—ADR	20,577	629,450
Archer-Daniels-Midland Co.	34,393	2,737,683
Associated British Foods PLC—ADR	1,748	42,197
Bunge Ltd.(b)	951	90,821
Campbell Soup Co.(c)	40,973	2,151,902
General Mills, Inc.	35,744	2,842,005
Ingredion, Inc.(c)	4,440	441,336
JBS SA—ADR	708	5,232
JM Smucker Co.	1,120	165,637
Kellogg Co.(c)	24,762	1,632,806
Lamb Weston Holdings, Inc.	485	48,810
Marfrig Global Foods SA—ADR	35,477	44,346
Nestle SA—ADR	19,625	2,208,107
Post Holdings, Inc.(a)(c)	4,830	434,507
Premier Foods PLC—ADR	26,462	181,397
Tate & Lyle PLC—ADR(c)	3,857	150,635
Tyson Foods, Inc.—Class A	3,099	183,585

		13,990,456

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Food Services and Drinking Places—0.21%
Casey’s General Stores, Inc.(c)	1,556	$323,570
Cintas Corp.	103	45,162
Darden Restaurants, Inc.	9,730	1,391,293
Texas Roadhouse, Inc.(c)	1,490	151,295
Yelp, Inc.(a)	3,441	103,299
Yum! Brands, Inc.	346	43,997

		2,058,616

Funds, Trusts, and Other Financial Vehicles—0.60%
Absa Group Ltd.—ADR(c)	5,397	116,953
Coca-Cola Bottlers Japan Holdings, Inc.—ADR	6,942	36,619
Dentsu Group, Inc.—ADR(c)	10,411	335,130
Fast Retailing Co. Ltd.—ADR(c)	14,329	847,704
Mizuho Financial Group, Inc.—ADR	421,286	1,327,050
Nitori Holdings Co. Ltd.—ADR	13,441	150,674
Seven & i Holdings Co. Ltd.—ADR	56,502	1,264,514
Sumitomo Mitsui Financial Group, Inc.—ADR	62,208	543,076
Taisho Pharmaceutical Holdings Co. Ltd.—ADR	45,707	447,472
Up Fintech Holding Ltd.—ADR(a)(c)	31,129	116,111
Woolworths Holdings Ltd.(b)	134,415	573,939

		5,759,242

Furniture and Home Furnishings Stores—0.04%
Williams-Sonoma, Inc.(c)	2,692	336,285

Furniture and Related Product Manufacturing—0.00%
Natuzzi SpA—ADR(a)	4,215	25,079

Gasoline Stations—0.23%
Cango, Inc.—ADR	8,630	11,478
Chevron Corp.	13,946	2,242,098

		2,253,576

General Merchandise Stores—0.71%
BJ’s Wholesale Club Holdings, Inc.(a)	868	62,322
Dillard’s, Inc.—Class A(c)	580	206,718
Dollar General Corp.	4,934	1,067,224
Dollar Tree, Inc.(a)(c)	7,193	1,044,999
Dufry AG—ADR(a)	110,753	487,867
Macy’s, Inc.(c)	15,931	325,948
Marks & Spencer Group PLC—ADR(a)	465,390	1,847,598
MINISO Group Holding Ltd.—ADR(c)	15,214	272,331
Pan Pacific International Holdings Corp.—ADR	45,074	820,798
PriceSmart, Inc.	1,351	94,192
Walmart, Inc.	4,121	585,718

		6,815,715

Health and Personal Care Stores—0.23%
Ulta Beauty, Inc.(a)	4,220	2,189,336

Heavy and Civil Engineering Construction—0.01%
Fluor Corp.(a)	1,867	68,463
Skanska AB—ADR(c)	1,878	34,762

		103,225

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Hospitals—0.10%
Encompass Health Corp.	7,810	$441,421
HCA Healthcare, Inc.	839	204,255
Nuvalent, Inc.(a)	649	19,658
Universal Health Services, Inc.—Class B(c)	2,156	287,976

		953,310

Insurance Carriers and Related Activities—5.98%
Aflac, Inc.	64,388	4,388,042
Ageas SA/NV—ADR(c)	42,765	1,929,984
AIA Group Ltd.—ADR	27,095	1,152,079
American Equity Invesment Life Holding Co.	7,477	311,417
American Financial Group, Inc.	2,389	320,389
American International Group, Inc.	40,910	2,500,010
Assicurazioni Generali SpA—ADR(c)	100,593	987,823
Assured Guaranty Ltd.	5,381	335,828
AXA SA—ADR	128,295	4,046,424
Centene Corp.(a)	5,291	361,904
Chubb Ltd.	9,575	2,020,517
Cigna Corp.	6,774	1,978,685
CNO Financial Group, Inc.	9,156	234,577
Elevance Health, Inc.	5,749	2,700,133
Enact Holdings, Inc.(c)	13,829	335,353
Equitable Holdings, Inc.	53,956	1,695,298
Essent Group Ltd.(b)	7,210	309,670
Everest Re Group Ltd.(b)	4,342	1,667,198
Genworth Financial, Inc.—Class A(a)	44,999	280,344
Globe Life, Inc.	7,082	861,809
Hannover Rueck SE—ADR	1,027	99,799
Hartford Financial Services Group, Inc.	23,193	1,815,548
Humana, Inc.	2,639	1,306,358
Jackson Financial, Inc.(c)	13,093	594,160
Loews Corp.	20,312	1,240,860
MetLife, Inc.	1,530	109,747
MGIC Investment Corp.(c)	48,927	673,236
MS&AD Insurance Group Holdings, Inc.—ADR	15,129	246,300
Muenchener Rueckversicherungs-Gesellschaft AG—ADR	14,349	494,467
National Western Life Group, Inc.—Class A	317	85,523
Nedbank Group Ltd.—ADR	14,432	181,700
Old Republic International Corp.(c)	23,260	613,366
Oscar Health, Inc.(a)	14,965	82,906
Principal Financial Group, Inc.(c)	50,304	4,505,227
Radian Group, Inc.	21,385	456,570
RLI Corp.(c)	1,173	161,768
Sampo OYJ—ADR	49,242	1,195,596
Suncorp Group Ltd.—ADR(c)	26,784	230,878
Tokio Marine Holdings, Inc.—ADR	55,467	1,176,732
Travelers Companies, Inc.	12,982	2,403,228
United Fire Group, Inc.	5,221	149,007
UnitedHealth Group, Inc.	8,380	3,988,377
Unum Group	11,681	520,389
W.R. Berkley Corp.	22,676	1,500,924
Willis Towers Watson PLC(b)	8,294	1,943,782
Zurich Insurance Group AG—ADR	67,780	3,209,383

		57,403,315

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Leather and Allied Product Manufacturing—0.07%
Skechers U.S.A., Inc.—Class A(a)	4,422	$196,823
Tapestry, Inc.(c)	10,833	471,344

		668,167

Machinery Manufacturing—1.89%
AGCO Corp.(c)	1,101	155,032
Applied Materials, Inc.(c)	16,497	1,916,127
ASML Holding NV(b)	6,148	3,797,804
Canon, Inc.—ADR	88,439	1,898,785
Caterpillar, Inc.	2,278	545,695
Cummins, Inc.(c)	1,844	448,239
Deere & Co.	1,227	514,407
Disco Corp.—ADR	16,927	1,062,339
Fabrinet(a)(b)	4,815	586,804
KION Group AG—ADR	5,246	51,149
KLA Corp.	9,013	3,419,353
Komatsu Ltd.—ADR	57,596	1,377,696
Konica Minolta, Inc.—ADR	36,996	320,570
Nikon Corp.—ADR	37,969	372,476
NOW, Inc.(a)	15,414	198,070
NSK Ltd.—ADR	17,266	190,358
Rheinmetall AG—ADR	14,760	751,062
SMC Corp.—ADR	1,353	34,407
Terex Corp.(c)	269	15,927
THK Co. Ltd.—ADR	24,109	268,454
Tokyo Electron Ltd.—ADR	2,371	203,479

		18,128,233

Management of Companies and Enterprises—3.02%
ABB Ltd.—ADR	16,476	548,651
Alibaba Group Holding Ltd.—ADR(a)	22,207	1,949,553
America Movil SAB de CV—Class A—ADR	3,135	63,484
America Movil SAB de CV—Class L—ADR	16,984	349,531
AP Moeller—Maersk A/S—ADR	72,119	842,350
ASMPT Ltd.—ADR(c)	25,879	663,538
ATN International, Inc.	1,151	48,400
Autohome, Inc.—ADR	9,029	275,385
Balfour Beatty PLC—ADR	56,399	500,823
BB Seguridade Participacoes SA—ADR	42,175	281,096
BNP Paribas SA—ADR	33,919	1,161,047
Bouygues SA—ADR	92,988	624,879
Capri Holdings Ltd.(a)(b)	4,304	213,349
Cie Financiere Richemont SA—ADR	81,011	1,212,735
Daimler Truck Holding AG—ADR(a)	2,504	39,513
Direct Line Insurance Group PLC—ADR	34,441	306,869
DSV A/S—ADR	12,305	1,117,725
Emeren Group Ltd.—ADR(a)	33,276	150,740
Grupo Aeroportuario del Sureste SAB de CV—ADR	2,008	574,649
Innovage Holding Corp.(a)(c)	3,680	27,931
Ipsen SA—ADR	30,650	880,881
JGC Holdings Corp.—ADR	34,206	879,094
K+S AG—ADR	28,811	344,436
KE Holdings, Inc.—ADR(a)	13,270	242,178
Kering SA—ADR(c)	7,818	459,386

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
KOC Holding AS—ADR	13,285	$265,036
Koninklijke Philips NV(b)	2,234	36,481
Kuehne + Nagel International AG—ADR(c)	25,420	1,315,993
Logitech International SA(b)	15,926	868,763
LVMH Moet Hennessy Louis Vuitton SE—ADR	21,454	3,574,879
LyondellBasell Industries NV—Class A(b)	524	50,299
NatWest Group PLC—ADR(a)(c)	40,422	286,188
POSCO Holdings, Inc.—ADR	177	10,795
Prosus NV—ADR	22,659	324,703
QIWI PLC—ADR(a)(e)(g)	29,317	166,227
Shell PLC—ADR	53,315	3,239,953
Shinhan Financial Group Co. Ltd.—ADR	7,927	232,023
Sonova Holding AG—ADR	715	35,081
Thales SA—ADR	5,064	141,286
thyssenkrupp AG—ADR	27,538	206,673
Trip.com Group Ltd.—ADR(a)	1,294	46,002
Trivago NV—ADR(a)	84,517	145,369
Valeo—ADR	3,887	40,619
Vinci SA—ADR	72,865	2,071,188
Vista Energy SAB de CV—ADR(a)	22,358	403,338
Vivendi SE—ADR	3,400	34,867
Wilmar International Ltd.—ADR	57,938	1,689,009
Xunlei Ltd.—ADR(a)	50,111	88,696

		29,031,691

Merchant Wholesalers, Durable Goods—2.59%
Allison Transmission Holdings, Inc.	6,587	312,883
Arrow Electronics, Inc.(a)	3,332	393,143
Avnet, Inc.(c)	10,901	487,384
Beacon Roofing Supply, Inc.(a)	6,335	411,775
Cars.com, Inc.(a)(c)	9,656	185,395
Cie de Saint-Gobain—ADR	97,556	1,160,428
Cricut, Inc.	677	7,224
Ferguson PLC(b)	315	45,392
Fresenius Medical Care AG & Co. KGaA—ADR	1,820	35,781
Genuine Parts Co.	15,118	2,673,770
Glencore PLC—ADR	150,848	1,790,566
GMS, Inc.(a)	6,168	374,459
Henry Schein, Inc.(a)	1,651	129,290
ITOCHU Corp.—ADR	34,187	2,039,084
La-Z-Boy, Inc.(c)	3,036	98,306
Lenovo Group Ltd.—ADR	16,004	289,352
LKQ Corp.	37,329	2,138,578
Luckin Coffee, Inc.—ADR(a)	13,204	392,159
Mitsui & Co. Ltd.—ADR	3,197	1,802,884
ODP Corp.(a)	2,737	123,931
OneConnect Financial Technology Co. Ltd.—ADR(a)	700	4,844
Owens & Minor, Inc.(a)(c)	4,170	63,926
Patterson Companies, Inc.(c)	5,737	152,145
Prysmian SpA—ADR	56,973	1,094,166
Reliance Steel & Aluminum Co.	4,869	1,206,733
Rexel SA—ADR(c)	43,421	1,080,215
Rush Enterprises, Inc.—Class A(c)	10,785	611,294
Rush Enterprises, Inc.—Class B	2,207	132,376
Sims Ltd.—ADR	54,555	581,556

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Smiths Group PLC—ADR	39,907	$845,031
TE Connectivity Ltd.(b)	18,355	2,336,958
Travis Perkins PLC—ADR	17,443	209,927
Volkswagen AG—ADR	23,553	418,301
WESCO International, Inc.(a)	1,804	298,706
WW Grainger, Inc.(c)	1,397	933,797
Xinyi Glass Holdings Ltd.—ADR	159	5,939

		24,867,698

Merchant Wholesalers, Nondurable Goods—1.37%
AmerisourceBergen Corp.	12,431	1,933,766
Atea Pharmaceuticals, Inc.(a)	24,724	87,523
Cardinal Health, Inc.	11,771	891,182
CSPC Pharmaceutical Group Ltd.—ADR	54,421	231,833
ENN Energy Holdings Ltd.—ADR	5,352	306,669
Gazprom Neft PJSC—ADR(a)(e)(g)	6,793	—
Genfit SA—ADR(a)	37,573	160,812
Grifols SA—ADR(a)	12,831	111,116
Imperial Brands PLC—ADR(c)	54,623	1,325,700
Industria de Diseno Textil SA—ADR	65,461	1,008,754
Kunlun Energy Co. Ltd.—ADR	7,803	62,502
LUKOIL PJSC—ADR(a)(e)(g)	10,626	—
Marubeni Corp.—ADR	10,758	1,374,603
McKesson Corp.	2,907	1,016,898
Performance Food Group Co.(a)(c)	2,147	121,499
Roche Holding AG—ADR	82,988	2,991,718
Sinopharm Group Co. Ltd.—ADR	41,164	550,157
Suntory Beverage & Food Ltd.—ADR	2,096	36,869
Univar Solutions, Inc.(a)(c)	15,901	552,560
Universal Corp.	4,894	247,587
Vibra Energia SA—ADR(c)	17,671	101,688
Yue Yuen Industrial Holdings Ltd.—ADR	8,525	62,659

		13,176,095

Mining (except Oil and Gas)—0.41%
Alpha Metallurgical Resources, Inc.	1,427	239,365
Anglo American PLC—ADR	84,820	1,465,690
Arch Resources, Inc.(c)	1,891	297,548
Freeport-McMoRan, Inc.	3,178	130,203
Peabody Energy Corp.(a)	7,913	216,025
Sociedad Quimica y Minera de Chile SA—ADR	228	20,235
Vale SA—ADR	82,694	1,351,220
Warrior Met Coal, Inc.	6,058	231,840

		3,952,126

Miscellaneous Manufacturing—0.80%
3M Co.	399	42,988
Ansell Ltd.—ADR	12,921	943,621
Bandai Namco Holdings, Inc.—ADR	9,720	301,903
Chow Tai Fook Jewellery Group Ltd.—ADR(c)	3,990	77,366
Cochlear Ltd.—ADR	2,274	170,846
ConvaTec Group PLC—ADR	12,832	139,740
EssilorLuxottica SA—ADR(c)	16,550	1,434,057
Getinge AB—ADR	15,054	322,607
Globus Medical, Inc.(a)	1,539	89,785

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Haemonetics Corp.(a)(c)	4,480	$348,410
Inspire Medical Systems, Inc.(a)	513	133,344
Johnson & Johnson	13,504	2,069,622
Merit Medical Systems, Inc.(a)	4,697	331,514
Nintendo Co., Ltd.—ADR	3,515	32,795
Shockwave Medical, Inc.(a)	1,148	218,396
Siemens Healthineers AG—ADR	5,063	131,841
Smith & Nephew PLC—ADR	23,875	682,109
STAAR Surgical Co.(a)(c)	3,099	171,654
Tiger Brands Ltd.—ADR	6,980	85,365

		7,727,963

Miscellaneous Store Retailers—0.04%
Cavco Industries, Inc.(a)	126	35,910
FirstCash Holdings, Inc.(c)	3,667	323,613

		359,523

Motion Picture and Sound Recording Industries—0.05%
Adeia, Inc.	11,625	114,623
World Wrestling Entertainment, Inc.(c)	3,762	316,008

		430,631

Motor Vehicle and Parts Dealers—0.54%
Asbury Automotive Group, Inc.(a)(c)	2,175	493,943
AutoNation, Inc.(a)(c)	3,684	502,903
AutoZone, Inc.(a)	557	1,385,002
Group 1 Automotive, Inc.(c)	2,124	469,553
Lithia Motors, Inc.—Class A(c)	1,106	282,229
Murphy USA, Inc.(c)	866	220,908
O’Reilly Automotive, Inc.(a)	1,005	834,251
Penske Automotive Group, Inc.(c)	4,276	616,384
Sonic Automotive, Inc.—Class A(c)	6,556	372,971

		5,178,144

National Security and International Affairs—0.09%
Leidos Holdings, Inc.	9,250	897,898

Nonmetallic Mineral Product Manufacturing—0.51%
Apogee Enterprises, Inc.	5,813	266,003
Corning, Inc.	96,199	3,265,955
O-I Glass, Inc.(a)	575	12,777
Quanex Building Products Corp.	11,715	304,004
TOTO Ltd.—ADR(a)	8,518	283,224
Wienerberger AG—ADR	120,243	753,923

		4,885,886

Nonstore Retailers—0.11%
Baozun, Inc.—ADR(a)	39,765	250,122
Box, Inc.(a)(c)	7,548	251,725
DoorDash, Inc.(a)	3,272	178,848
Grupo Aval Acciones y Valores SA—ADR	9,315	21,145
Jumia Technologies AG—ADR(a)(c)	43,326	146,009
Just Eat Takeaway.com NV—ADR(a)(c)	19,488	85,747
ZOZO, Inc.—ADR	32,325	142,311

		1,075,907

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Nursing and Residential Care Facilities—0.04%
Ensign Group, Inc.(c)	4,034	$360,962

Oil and Gas Extraction—1.36%
Antero Resources Corp.(a)(c)	11,740	307,588
APA Corp.(c)	6,518	250,161
BHP Group Ltd.—ADR	47,007	2,866,017
Chesapeake Energy Corp.	4,484	362,352
Comstock Resources, Inc.(c)	10,550	128,077
Coterra Energy, Inc.	7,180	179,285
Eni SpA—ADR	39,321	1,115,144
EQT Corp.(c)	37,040	1,228,987
Gazprom PJSC—ADR(a)(e)(g)	186,205	—
Marathon Oil Corp.	24,828	624,424
Occidental Petroleum Corp.	12,962	759,055
Ovintiv, Inc.	1,672	71,511
Pampa Energia SA—ADR(a)	8,675	286,188
PDC Energy, Inc.(c)	2,086	139,991
Petroleo Brasileiro SA—ADR	17,522	194,319
Range Resources Corp.(c)	637	17,161
Repsol SA—ADR	121,490	1,926,831
SM Energy Co.(c)	3,758	110,899
Surgutneftegas PJSC—ADR(a)(e)(g)	15,549	—
TotalEnergies SE—ADR	39,467	2,443,402

		13,011,392

Other Information Services—0.40%
Chegg, Inc.(a)	4,509	71,648
Meta Platforms, Inc.—Class A(a)	21,260	3,719,224

		3,790,872

Paper Manufacturing—0.14%
Boise Cascade Co.	2,736	189,085
International Paper Co.	1,255	45,669
Packaging Corp. of America(c)	7,454	1,019,111
Sappi Ltd.—ADR	27,439	71,616
Suzano SA—ADR	581	5,305
WestRock Co.	1,375	43,175

		1,373,961

Performing Arts, Spectator Sports, and Related Industries—0.07%
Entain PLC—ADR	14,522	236,418
Flutter Entertainment PLC—ADR(a)	3,744	301,505
OPAP SA—ADR(c)	17,498	132,635

		670,558

Personal and Laundry Services—0.05%
Kingfisher PLC—ADR	71,281	491,839

Petroleum and Coal Products Manufacturing—1.19%
Carlisle Cos, Inc.	114	29,437
CVR Energy, Inc.	971	30,810
Equinor ASA—ADR	40,969	1,249,964
Exxon Mobil Corp.	52,470	5,766,978
HF Sinclair Corp.(c)	7,960	395,771
Marathon Petroleum Corp.	12,381	1,530,292

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
OMV AG—ADR	15,003	$732,596
PBF Energy, Inc.—Class A	9,689	423,506
Valero Energy Corp.	7,908	1,041,721
YPF SA—ADR(a)	23,008	270,804

		11,471,879

Pipeline Transportation—0.01%
Enagas SA—ADR	3,937	34,803
Naturgy Energy Group SA—ADR	6,548	35,556

		70,359

Plastics and Rubber Products Manufacturing—0.03%
Bridgestone Corp.—ADR	16,750	319,590

Postal Service—0.08%
International Distributions Services PLC—ADR	130,797	745,543

Primary Metal Manufacturing—0.88%
APERAM SA(b)(c)	15,102	593,433
ArcelorMittal SA(b)	27,986	846,577
Belden, Inc.	5,176	436,751
Boliden AB—ADR	3,150	258,631
Century Aluminum Co.(a)	7,966	96,150
Commercial Metals Co.	12,839	664,418
Encore Wire Corp.(c)	3,111	600,453
Mechel PJSC—ADR(a)(e)(g)	59,509	—
Nippon Steel Corp.—ADR(c)	177,963	1,324,044
Norsk Hydro ASA—ADR	155,688	1,144,306
Steel Dynamics, Inc.(c)	7,005	883,401
Sumitomo Metal Mining Co. Ltd.—ADR	35,549	330,606
Tenaris SA—ADR	15,398	508,288
Ternium SA—ADR	9,029	384,726
United States Steel Corp.(c)	11,647	356,748

		8,428,532

Printing and Related Support Activities—0.08%
Dai Nippon Printing Co. Ltd.—ADR	7,086	94,811
TOPPAN, Inc.—ADR	67,889	614,055
Warner Music Group Corp.—Class A	3,019	95,280

		804,146

Professional, Scientific, and Technical Services—2.73%
AppLovin Corp.(a)	60,735	819,923
Aspen Technology, Inc.(a)(c)	901	191,021
Avadel Pharmaceuticals PLC—ADR(a)(c)	14,620	145,469
Axonics, Inc.(a)	432	25,959
Baidu, Inc.—ADR(a)	108	14,871
BioNTech SE—ADR(c)	7,228	940,001
CACI International, Inc.—Class A(a)	1,408	412,544
Capgemini SE—ADR	9,160	343,317
CDW Corp.(c)	7,947	1,608,632
Clear Channel Outdoor Holdings, Inc.(a)	22,953	40,627
Cognizant Technology Solutions Corp.—Class A	7,645	478,806
Commonwealth Bank of Australia—ADR	13,577	912,917
Cullinan Oncology, Inc.(a)	5,393	60,887
Digital Turbine, Inc.(a)	10,514	112,920

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
DoubleVerify Holdings, Inc.(a)(c)	581	$15,263
DXC Technology Co.(a)	1,695	47,019
Ebix, Inc.(c)	8,896	154,612
Endava PLC—ADR(a)	553	43,986
Exelixis, Inc.(a)	16,353	279,309
Gartner, Inc.(a)(c)	4,688	1,536,773
Genmab A/S—ADR(a)(c)	17,527	658,314
GoDaddy, Inc.(a)	7,785	589,402
Gravity Co. Ltd.—ADR(a)	1,666	90,047
H&R Block, Inc.(c)	6,582	242,218
Huron Consulting Group, Inc.(a)	1,518	106,548
Immutep Ltd.—ADR(a)	19,556	32,072
Insight Enterprises, Inc.(a)(c)	6,480	867,802
Interpublic Group of Companies, Inc.(c)	56,779	2,017,926
Jack Henry & Associates, Inc.	10,124	1,662,766
Jardine Matheson Holdings Ltd.—ADR	13,458	668,324
Medpace Holdings, Inc.(a)	1,824	353,637
NetScout Systems, Inc.(a)	7,455	212,020
Omnicom Group, Inc.(c)	26,701	2,418,309
Publicis Groupe SA—ADR	81,775	1,621,598
PubMatic, Inc.—Class A(a)	7,164	108,750
SAP SE—ADR	302	34,374
Science Applications International Corp.(c)	3,730	397,767
Shift4 Payments, Inc.(a)(c)	2,800	180,600
Squarespace, Inc.(a)	2,208	51,689
Sumitomo Corp.—ADR	86,800	1,476,903
Swatch Group AG—ADR	91,236	1,577,589
Syneos Health, Inc.(a)	1,657	66,645
Teledyne Technologies, Inc.(a)(c)	3,146	1,353,000
Thermon Group Holdings, Inc.(a)	10,672	282,274
Timken Co.(c)	1,995	170,473
Veradigm, Inc.(a)(c)	10,966	182,145
Vir Biotechnology, Inc.(a)(c)	9,134	208,255
Worldline SA/France—ADR(a)(c)	6,976	145,101
Wuxi Biologics Cayman, Inc.—ADR(a)	13,335	184,823
Yiren Digital Ltd.—ADR(a)	21,553	57,547

		26,203,774

Publishing Industries (except Internet)—2.03%
Akamai Technologies, Inc.(a)	1,408	102,221
American Well Corp.(a)	21,778	60,761
Consensus Cloud Solutions, Inc.(a)	3,019	123,900
Dropbox, Inc.(a)(c)	144,400	2,945,759
Electronic Arts, Inc.	5,907	655,323
Fujitsu Ltd.—ADR	23,563	604,155
Gaotu Techedu, Inc.—ADR(a)(c)	121,313	406,399
Hello Group, Inc.—ADR(c)	20,248	178,385
Hewlett Packard Enterprise Co.	135,833	2,120,353
Microsoft Corp.	2,514	627,042
N-able, Inc.(a)	13,519	160,065
National Instruments Corp.	4,664	235,579
News Corp.—Class A	164,691	2,824,451
News Corp.—Class B(c)	70,589	1,218,366
Nexon Co. Ltd.—ADR	7,262	157,513
Oracle Corp.	10,000	874,000

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Pearson PLC—ADR	61,794	$678,498
Progress Software Corp.(c)	3,982	228,726
PTC, Inc.(a)	136	17,045
Qualys, Inc.(a)(c)	399	47,142
Spire, Inc.	8,151	573,830
SPS Commerce, Inc.(a)	143	21,542
Synopsys, Inc.(a)	6,319	2,298,598
Trend Micro, Inc.—ADR(c)	11,555	547,476
Tuya, Inc.—ADR(a)(c)	64,220	132,935
Vipshop Holdings Ltd.—ADR(a)	73,310	1,091,586
Youdao, Inc.—ADR(a)	12,017	97,939
Ziff Davis, Inc.(a)(c)	6,352	501,681

		19,531,270

Real Estate—0.50%
Anywhere Real Estate, Inc.(a)	5,211	30,172
CBRE Group, Inc.—Class A(a)	4,485	381,853
Daiwa House Industry Co. Ltd.—ADR	1,542	35,435
Forestar Group, Inc.(a)	8,529	121,709
Holcim Ltd.—ADR	60,244	742,182
IRSA Inversiones y Representaciones SA—ADR	840	5,653
Jones Lang LaSalle, Inc.(a)	274	47,802
Marcus & Millichap, Inc.(c)	13,696	470,732
Mitsubishi Estate Co. Ltd.—ADR	21,742	268,731
Mitsui Fudosan Co. Ltd.—ADR	1,612	92,271
RMR Group, Inc.—Class A	11,065	311,369
Sekisui House Ltd.—ADR	44,460	839,626
Sun Hung Kai Properties Ltd.—ADR(c)	79,442	1,083,589
Zillow Group, Inc.—Class C(a)(c)	9,150	384,300

		4,815,424

Rental and Leasing Services—0.47%
Ashtead Group PLC—ADR	130	34,665
Avis Budget Group, Inc.(a)(c)	577	126,744
Hertz Global Holdings, Inc.(a)	688	12,735
Netflix, Inc.(a)	1,858	598,518
ORIX Corp.—ADR	3,021	270,017
PROG Holdings, Inc.(a)	586	14,486
Ryder System, Inc.	6,026	590,006
Triton International Ltd.(b)(c)	10,725	739,381
United Rentals, Inc.(c)	4,445	2,082,615

		4,469,167

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—1.79%
360 DigiTech, Inc.—ADR	23,036	469,013
3i Group PLC—ADR	182,978	1,809,104
Affiliated Managers Group, Inc.	3,561	567,659
Amarin Corp. PLC—ADR(a)	26,300	53,389
Ambac Financial Group, Inc.(a)	13,421	222,118
Ameriprise Financial, Inc.	3,116	1,068,383
Astra International, Tbk PT—ADR	63,281	504,666
BGC Partners, Inc.	37,078	180,199
Bidvest Group Ltd.—ADR	6,473	166,874
CaixaBank SA—ADR	525,701	725,467

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Chemed Corp.(c)	797	$415,699
Daqo New Energy Corp.—ADR(a)	21,882	966,747
EDAP TMS SA—ADR(a)	20,752	244,251
Evercore, Inc.—Class A(c)	1,887	247,537
First Pacific Co. Ltd.—ADR	275,175	445,784
Franklin Resources, Inc.(c)	1,647	48,537
Futu Holdings Ltd.—ADR(a)(c)	19,317	950,589
GCM Grosvenor, Inc.	20,101	165,431
Goldman Sachs Group, Inc.	6,240	2,194,296
Hims & Hers Health, Inc.(a)(c)	23,698	267,076
Indivior PLC—ADR(a)	21,873	425,649
Invesco Ltd.(b)	798	14,093
Jefferies Financial Group, Inc.	14,205	536,807
Julius Baer Group Ltd.—ADR	10,845	143,046
Keppel Corp Ltd.—ADR	55,641	610,660
Lazard Ltd.(b)	2,467	92,167
LexinFintech Holdings Ltd.—ADR(a)	83,525	231,364
LPL Financial Holdings, Inc.	1,347	336,157
Morgan Stanley	462	44,583
MYT Netherlands Parent BV—ADR(a)(c)	13,514	110,409
Navient Corp.	7,280	131,404
Offerpad Solutions, Inc.(a)	8,914	5,067
Randstad NV—ADR(c)	57,474	1,761,865
Raymond James Financial, Inc.(c)	407	44,143
Sea Ltd.—ADR(a)	1,651	103,171
Sibanye Stillwater Ltd.—ADR(c)	23,263	188,430
TechnoPro Holdings, Inc.—ADR	6,243	31,527
TPG, Inc.(c)	18,714	617,936
Uxin Ltd.—ADR(a)	11,276	31,798

		17,173,095

Specialty Trade Contractors—0.12%
Comfort Systems USA, Inc.	1,476	214,669
EMCOR Group, Inc.	5,105	853,658
NetEase, Inc.—ADR	1,115	86,569
Sunrun, Inc.(a)(c)	1,632	39,233

		1,194,129

Sporting Goods, Hobby, Musical Instrument, and Book Stores—0.04%
Dick’s Sporting Goods, Inc.(c)	2,886	371,226

Support Activities for Mining—0.49%
Civitas Resources, Inc.(c)	240	16,841
Cleveland-Cliffs, Inc.(a)	1,351	28,817
ConocoPhillips	10,303	1,064,815
Fortescue Metals Group Ltd.—ADR	19,501	563,579
Inpex Corp.—ADR	16,477	173,668
Liberty Energy, Inc.	3,829	58,392
Rio Tinto PLC—ADR	20,568	1,434,206
South32 Ltd.—ADR	78,715	1,142,941
Subsea 7 SA—ADR	19,144	246,958

		4,730,217

Support Activities for Transportation—0.65%
CH Robinson Worldwide, Inc.(c)	16,841	1,683,426
CK Hutchison Holdings Ltd.—ADR	124,183	736,405

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Expeditors International of Washington, Inc.	19,357	$2,023,967
Grupo Aeroportuario del Centro Norte SAB de CV—ADR	1,933	150,755
Hub Group, Inc.—Class A(a)	4,471	410,125
JB Hunt Transport Services, Inc.(c)	5,307	959,453
Matson, Inc.(c)	2,497	166,075
XPO, Inc.(a)(c)	4,509	150,420

		6,280,626

Telecommunications—2.49%
AT&T, Inc.	301,717	5,705,469
Deutsche Telekom AG—ADR	68,193	1,536,381
Eutelsat Communications SA—ADR	253,748	443,374
Frontier Communications Parent, Inc.(a)(c)	14,103	385,858
Gogo, Inc.(a)	4,833	79,551
JOYY, Inc.—ADR(c)	18,551	582,501
KDDI Corp.—ADR	127,343	1,863,028
Koninklijke KPN NV—ADR	171,184	590,585
KT Corp.—ADR(a)	111,181	1,286,364
Magyar Telekom Telecommunications PLC—ADR	35,539	202,572
Mobile TeleSystems PJSC—ADR(a)(e)(g)	46,068	—
Nippon Telegraph & Telephone Corp.—ADR	50,338	1,460,809
Nokia Oyj—ADR	463,370	2,131,502
Orange SA—ADR	192,464	2,209,487
Oxford Industries, Inc.(c)	2,921	343,539
Partner Communications Co. Ltd.—ADR(a)(c)	42,597	232,154
Rostelecom PJSC—ADR(a)(e)(g)	24,510	—
SK Telecom Co. Ltd.—ADR(c)	8,580	163,277
SoftBank Corp.—ADR	3,049	34,210
Spark New Zealand Ltd.—ADR	31,629	488,036
Swisscom AG—ADR	610	38,009
Telecom Italia SpA/Milano—ADR(a)	18,217	58,385
Telefonaktiebolaget LM Ericsson—ADR	116,701	641,856
Tencent Holdings Ltd.—ADR	35,860	1,576,406
T-Mobile US, Inc.(a)	13,013	1,850,188

		23,903,541

Textile Product Mills—0.12%
Hermes International—ADR	6,247	1,135,330

Transit and Ground Passenger Transportation—0.03%
Yalla Group Ltd.—ADR(a)(c)	66,590	289,667

Transportation Equipment Manufacturing—3.05%
AAR Corp.(a)(c)	6,425	349,456
American Axle & Manufacturing Holdings, Inc.(a)	15,795	138,996
BAE Systems PLC—ADR	17,293	760,114
Bayerische Motoren Werke AG—ADR(c)	84,706	2,914,733
BorgWarner, Inc.(c)	52,016	2,615,364
General Dynamics Corp.	9,756	2,223,489
General Motors Co.	12,405	480,570
Harley-Davidson, Inc.(c)	6,547	311,310
Honda Motor Co. Ltd.—ADR	105,433	2,738,094
Huntington Ingalls Industries, Inc.	1,243	267,494
Isuzu Motors Ltd.—ADR	68,074	812,804
Kawasaki Heavy Industries Ltd.—ADR(c)	106,182	921,766
LCI Industries(c)	1,889	213,098

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Leonardo SpA—ADR	236,522	$1,315,062
Lockheed Martin Corp.(c)	3,072	1,456,927
Mazda Motor Corp.—ADR	314,558	1,393,492
Mercedes-Benz Group AG—ADR(c)	175,580	3,369,381
Niu Technologies—ADR(a)	20,057	84,239
PACCAR, Inc.	35,590	2,569,598
Raytheon Technologies Corp.	452	44,337
Renault SA—ADR(a)	177,633	1,582,710
Shimano, Inc.—ADR	2,212	34,319
Subaru Corp.—ADR	131,048	1,044,453
Suzuki Motor Corp.—ADR	2,739	383,323
Textron, Inc.	615	44,606
Thor Industries, Inc.(c)	5,792	527,014
Umicore SA—ADR	10,552	87,582
Volvo AB—ADR	1,856	37,027
Wabash National Corp.(c)	8,882	243,367
Westinghouse Air Brake Technologies Corp.	3,564	371,832

		29,336,557

Truck Transportation—0.21%
ArcBest Corp.(c)	1,448	139,298
bpost SA—ADR	8,226	43,927
Heartland Express, Inc.	8,722	140,686
Knight-Swift Transportation Holdings, Inc.(c)	11,133	632,800
Schneider National, Inc.—Class B(c)	25,457	714,322
Werner Enterprises, Inc.(c)	7,364	342,058

		2,013,091

Utilities—2.26%
AGL Energy Ltd.—ADR	128,306	596,623
American Electric Power Co., Inc.	19,848	1,746,029
Black Hills Corp.(c)	1,048	64,358
CenterPoint Energy, Inc.	34,638	963,629
Cia de Saneamento Basico do Estado de Sao Paulo—ADR	2,903	28,885
Cia Energetica de Minas Gerais—ADR(c)	42,808	127,568
Clearway Energy, Inc.	404	12,003
Consolidated Edison, Inc.	46,780	4,179,792
Edison International(c)	679	44,957
EDP Energias de Portugal SA—ADR	717	36,225
Engie SA—ADR	157,549	2,293,914
Exelon Corp.	12,112	489,204
First Solar, Inc.(a)	2,072	350,458
FirstEnergy Corp.	22,526	890,678
Galp Energia SGPS SA—ADR	112,097	675,384
Iberdrola SA—ADR	65,982	3,025,604
National Grid PLC—ADR	22,960	1,444,414
New Jersey Resources Corp.	242	12,349
OGE Energy Corp.(c)	18,047	644,639
PG&E Corp.(a)	99,395	1,552,550
Pinnacle West Capital Corp.(c)	9,178	676,235
PPL Corp.(c)	1,586	42,933
Red Electrica Corp. SA—ADR	35,151	289,644
Sempra Energy	289	43,338
Snam SpA—ADR	8,588	83,819
Terna—Rete Elettrica Nazionale—ADR	21,327	479,644

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Tokyo Gas Co. Ltd.—ADR(c)	93,121	$884,650
Xcel Energy, Inc.	664	42,874

		21,722,400

Warehousing and Storage—0.03%
Landstar System, Inc.(c)	1,652	298,665

Water Transportation—0.12%
Nippon Yusen KK—ADR	213,012	1,111,923

Wood Product Manufacturing—0.24%
Builders FirstSource, Inc.(a)	5,748	487,315
Greif, Inc.—Class A	4,885	347,079
Greif, Inc.—Class B	2,222	182,826
Owens Corning(c)	5,867	573,734
Skyline Champion Corp.(a)(c)	850	58,149
UFP Industries, Inc.(c)	8,145	696,642

		2,345,745

TOTAL COMMON STOCKS (Cost $595,056,216)		702,799,829

PREFERRED STOCKS—0.26%
Credit Intermediation and Related Activities—0.05%
Itau Unibanco Holding SA—ADR, 3.930%(d)	101,867	489,980

Merchant Wholesalers, Durable Goods—0.06%
Volkswagen AG—ADR, 20.672%(d)	44,400	604,728

Oil and Gas Extraction—0.06%
Petroleo Brasileiro SA—ADR, 40.139%(d)	59,939	585,005
Surgutneftegas PJSC—ADR(a)(d)(e)(g)	47,748	—

		585,005

Primary Metal Manufacturing—0.08%
Gerdau SA—ADR, 12.878%(d)	126,597	692,486

Utilities—0.01%
Cia Energetica de Minas Gerais—ADR, 13.058%(d)	58,560	114,192

TOTAL PREFERRED STOCKS (Cost $2,786,690)		2,486,391

EXCHANGE-TRADED FUNDS—23.55%
iShares Core S&P Small-Cap ETF(c)	97,034	9,935,311
iShares MSCI EAFE ETF(c)	360,459	24,997,832
iShares MSCI Emerging Markets ETF(c)	151,185	5,779,803
iShares Russell 1000 ETF	105,543	23,129,748
iShares Russell 2000 ETF(c)	49,268	9,271,252
SPDR S&P 500 ETF Trust(c)	67,822	26,875,146
Vanguard FTSE All-World ex-US ETF(c)	534,130	27,833,514
Vanguard FTSE Developed Markets ETF(c)	638,106	28,185,143
Vanguard FTSE Emerging Markets ETF(c)	153,941	6,068,354
Vanguard Large-Cap ETF(c)	148,893	26,952,610
Vanguard S&P 500 ETF(c)	73,824	26,880,057
Vanguard Small-Cap ETF(c)	52,040	10,278,941

TOTAL EXCHANGE-TRADED FUNDS (Cost $219,383,460)		226,187,711

REAL ESTATE INVESTMENT TRUSTS—2.26%
Accommodation—0.13%
Apple Hospitality REIT, Inc.(c)	49,811	822,380
Sunstone Hotel Investors, Inc.(c)	36,349	384,209

		1,206,589

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Administrative and Support Services—0.02%
GEO Group, Inc.(a)(c)	21,446	$187,867

Funds, Trusts, and Other Financial Vehicles—0.05%
Apollo Commercial Real Estate Finance, Inc.	38,258	439,584

Heavy and Civil Engineering Construction—0.03%
British Land Co. PLC—ADR(c)	6,343	34,633
Cyrela Brazil Realty SA Empreendimentos e Participacoes—ADR	79,476	229,685

		264,318

Real Estate—1.80%
Alexander’s, Inc.	372	81,435
Apartment Investment and Management Co.	70,252	526,890
Brixmor Property Group, Inc.	16,009	362,444
CoreCivic, Inc.(a)(c)	23,074	224,049
DiamondRock Hospitality Co.	15,779	137,593
EPR Properties(c)	13,199	539,047
Franklin Street Properties Corp.	2,902	7,023
Getty Realty Corp.(c)	10,863	372,927
Global Net Lease, Inc.(c)	40,236	568,132
Host Hotels & Resorts, Inc.(c)	201,318	3,382,141
InvenTrust Properties Corp.	4,403	106,509
Ladder Capital Corp.	26,006	293,868
LTC Properties, Inc.	1,521	54,482
Omega Healthcare Investors, Inc.(c)	22,537	603,766
PotlatchDeltic Corp.(c)	8,862	409,070
Public Storage	2,224	664,865
Regency Centers Corp.	48,069	3,023,539
Rithm Capital Corp.	77,712	707,179
Simon Property Group, Inc.	12,239	1,494,260
SITE Centers Corp.(c)	14,274	190,843
Tanger Factory Outlet Centers, Inc.(c)	11,782	222,562
Urstadt Biddle Properties, Inc.—Class A	13,777	238,342
Ventas, Inc.(c)	21,842	1,062,613
VICI Properties, Inc.(c)	21,075	706,645
WP Carey, Inc.(c)	16,164	1,311,870

		17,292,094

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—0.05%
Medical Properties Trust, Inc.(c)	51,875	534,313

Warehousing and Storage—0.01%
Iron Mountain, Inc.(c)	2,610	137,678

Wood Product Manufacturing—0.17%
Weyerhaeuser Co.(c)	53,899	1,684,344

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,630,784)		21,746,787

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING—29.96%
Money Market Fund—29.96%
Mount Vernon Liquid Assets Portfolio, LLC, 4.670%(f)	287,724,513	287,724,513

TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $287,724,513)		287,724,513

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS—0.44%
First American Government Obligations Fund, Class X, 4.368%(f)	4,221,105	$4,221,105

TOTAL SHORT-TERM INVESTMENTS (Cost $4,221,105)		4,221,105

Total Investments (Cost $1,130,802,768)—129.64%		1,245,166,336
Liabilities in Excess of Other Assets—(29.64)%		(284,685,184)

TOTAL NET ASSETS—100.00%		$960,481,152

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of February 28, 2023. Total value of securities out on loan is $279,360,854.
(d)	Perpetual preferred stock with no stated maturity.
(e)	Represents an illiquid security. The total market value of these securities were $215,135, representing 0.02% of net assets.
(f)	The rate shown represents the seven day yield at February 28, 2023.
(g)	Fair valued security. Value determined using significant unobservable inputs.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 28, 2023 (Unaudited)

Statements of Assets and Liabilities
	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)(2)	$438,589,431	$1,245,166,336
Receivables:
Investments sold	13,453,176	1,950,253
Dividends and interest	2,860,296	2,355,188
Fund shares sold	269,497	434,716
Securities lending	1,998	117,580
Other Assets	28,041	32,035

Total Assets	455,202,439	1,250,056,108

Liabilities
Payables:
Investments purchased	23,827,503	—
Fund shares redeemed	320,904	1,067,869
Line of credit	—	108,000
Collateral on securities loaned	21,255,649	287,724,513
Affiliates	142,446	213,859
Adviser	110,961	401,202
Distributor	7,856	20,030
Accrued expenses and other liabilities	53,659	39,483

Total Liabilities	45,718,978	289,574,956

Net Assets	$409,483,461	$960,481,152

Net assets consist of:
Paid-in capital	$479,410,846	$826,191,951
Total distributable earnings (deficit)	(69,927,385)	134,289,201

Net assets	$409,483,461	$960,481,152

Advisor Class Shares
Net assets	39,708,807	99,634,980
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	2,731,000	3,713,365
Net asset value and redemption price per share	$14.54	$26.83

Institutional Class Shares
Net assets	369,774,654	860,846,172
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	25,584,991	32,219,466
Net asset value and redemption price per share	$14.45	$26.72

(1) Cost of investments	$478,914,522	$1,130,802,768
(2) Includes loaned securities with a value of	$20,809,116	$279,360,854

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Six Months Ended February 28, 2023 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$7,242,644	$52,666
Dividends	3,281	8,937,144	(1)
Securities lending	18,195	712,829

	7,264,120	9,702,639

Expenses:
Investment management fees	1,335,818	2,455,391
Transfer agent fees and expenses	159,671	215,100
Fund accounting fees	115,892	128,495
Fund administration fees	106,237	216,948
Distribution fees—Advisor Class	54,112	127,395
Custody fees	37,043	55,052
Reports to shareholders	25,326	36,218
Federal and state registration fees	18,420	18,249
Audit and tax fees	21,444	20,639
Legal fees	9,577	11,462
Trustees’ fees	9,240	9,240
Chief Compliance Officer fees	8,688	6,154
Insurance fees	3,163	4,332
Other expenses	5,224	26,833

Total expenses before waiver or recoupment	1,909,855	3,331,508
Recoupment or (waivers) by Adviser (Note 4)	(622,642)	—

Net expenses	1,287,213	3,331,508

Net Investment Income	5,976,907	6,371,131

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(16,433,864)	17,420,598
Foreign currency translations	—	(34)

	(16,433,864)	17,420,564

Net change in unrealized appreciation on:
Investments	2,213,155	36,089,524
Foreign currency translations	—	114

	2,213,155	36,089,638

Net gain (loss) on investments and foreign currency	(14,220,709)	53,510,202

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,243,802)	$59,881,333

(1)	Net of $679,387 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations:
Net investment income	$5,976,907	$8,061,814
Net realized loss on investments and foreign currency	(16,433,864)	(13,664,537)
Net change in unrealized appreciation (depreciation)	2,213,155	(53,405,265)

Net decrease in net assets resulting from operations	(8,243,802)	(59,007,988)

Dividends and distributions to shareholders:
Net dividends and distributions—Advisor Class	(975,810)	(1,595,925)
Net dividends and distributions—Institutional Class	(9,508,545)	(12,321,690)

Net decrease in net assets resulting from distributions paid	(10,484,355)	(13,917,615)

Fund share transactions:
Shares sold—Advisor Class	1,976,198	7,168,556
Shares issued to holders in reinvestment of dividends—Advisor Class	924,231	1,491,948
Shares redeemed—Advisor Class	(9,941,230)	(14,596,658)
Shares sold—Institutional Class	24,122,854	86,898,216
Shares issued to holders in reinvestment of dividends—Institutional Class	9,327,707	12,049,084
Shares redeemed—Institutional Class	(30,401,309)	(69,108,827)

Net increase (decrease) in net assets from share transactions	(3,991,549)	23,902,319

Net decrease in net assets	(22,719,706)	(49,023,284)

Net Assets:
Beginning of period	432,203,167	481,226,451

End of period	$409,483,461	$432,203,167

Change in shares outstanding:
Shares sold—Advisor Class	134,634	441,871
Shares issued to holders in reinvestment of dividends—Advisor Class	62,702	87,096
Shares redeemed—Advisor Class	(677,700)	(907,842)
Shares sold—Institutional Class	1,650,770	5,358,720
Shares issued to holders in reinvestment of dividends—Institutional Class	636,704	707,521
Shares redeemed—Institutional Class	(2,084,264)	(4,317,982)

Net increase (decrease)	(277,154)	1,369,384

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations:
Net investment income	$6,371,131	$17,834,029
Net realized gain on investments and foreign currency	17,420,564	18,110,194
Net change in unrealized appreciation (depreciation)	36,089,638	(204,917,579)

Net increase (decrease) in net assets resulting from operations	59,881,333	(168,973,356)

Dividends and distributions to shareholders:
Net dividends and distributions—Advisor Class	(2,458,329)	(12,392,239)
Net dividends and distributions—Institutional Class	(21,858,127)	(84,074,812)

Net decrease in net assets resulting from distributions paid	(24,316,456)	(96,467,051)

Fund share transactions:
Shares sold—Advisor Class	2,887,661	7,572,421
Shares issued to holders in reinvestment of dividends—Advisor Class	2,215,697	11,072,585
Shares redeemed—Advisor Class	(16,335,974)	(32,248,448)
Shares sold—Institutional Class	48,040,774	160,802,988
Shares issued to holders in reinvestment of dividends—Institutional Class	21,411,668	81,786,080
Shares redeemed—Institutional Class	(64,812,614)	(134,799,799)

Net increase (decrease) in net assets from share transactions	(6,592,788)	94,185,827

Net increase (decrease) in net assets	28,972,089	(171,254,580)

Net Assets:
Beginning of period	931,509,063	1,102,763,643

End of period	$960,481,152	$931,509,063

Change in shares outstanding:
Shares sold—Advisor Class	109,834	250,610
Shares issued to holders in reinvestment of dividends—Advisor Class	86,315	363,274
Shares redeemed—Advisor Class	(624,746)	(1,120,394)
Shares sold—Institutional Class	1,858,697	5,455,371
Shares issued to holders in reinvestment of dividends—Institutional Class	838,030	2,696,541
Shares redeemed—Institutional Class	(2,496,937)	(4,671,737)

Net increase (decrease)	(228,807)	2,973,665

The accompanying notes are an integral part of these financial statements.

PMC Core Fixed Income Fund—Advisor Class

Financial Highlights

	Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year/period	$15.17	$17.74	$18.50		$17.65		$16.53		$17.05

Income from investment operations:
Net investment income(1)	0.19	0.25	0.27		0.35		0.42		0.37
Net realized and unrealized gain (loss)	(0.49)	(2.36)	0.01		0.92		1.09		(0.61)

Total from investment operations	(0.30)	(2.11)	0.28		1.27		1.51		(0.24)

Less distributions paid:
Dividends from net investment income	(0.33)	(0.24)	(0.33)		(0.40)		(0.39)		(0.28)
Distributions from net realized gains	—	(0.22)	(0.71)		(0.02)		—		0.00	(4)

Total distributions paid	(0.33)	(0.46)	(1.04)		(0.42)		(0.39)		(0.28)

Net asset value, end of year/period	$14.54	$15.17	$17.74		$18.50		$17.65		$16.53

Total return(2)	-1.97%	-12.20%	1.53%		7.39%		9.37%		-1.42%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$39,709	$48,723	$63,678		$121,267		$399,389		$398,089
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.15%	1.13%	1.22%		1.31%		1.28%		1.30%
Ratio of expenses to average net assets after waiver and reimbursements(3)	0.85%	0.85%	0.92	%(6)	1.00	%(5)	1.00	%(5)	1.00	%(5)
Ratio of net investment income to average net assets before waiver and reimbursements(3)	2.37%	1.22%	1.22%		1.72%		2.22%		1.91%
Ratio of net investment income to average net assets after waiver and reimbursements(3)	2.67%	1.50%	1.52%		2.03%		2.50%		2.21%
Portfolio turnover rate(2)	95.1%	201.7%	227.0%		180.7%		144.3%		160.1%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Round to less than 0.5 cent per share.
(5)	Reflects expense cap of 0.75% (plus Rule 12b-1 fees of 0.25%).
(6)	Effective January 26, 2021, the expense limitation cap was reduced from 0.75% to 0.60% (plus Rule 12b-1 fees of 0.25%).

The accompanying notes are an integral part of these financial statements.

PMC Core Fixed Income Fund—Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Year Ended August 31, 2021		Year Ended August 31, 2020	Period Ended August 31, 2019(1)
Net asset value, beginning of year/period	$15.11	$17.67	$18.47		$17.66	$17.23

Income from investment operations:
Net investment income(2)	0.21	0.29	0.30		0.39	0.07
Net realized and unrealized gain (loss)	(0.49)	(2.35)	0.02		0.92	0.36

Total from investment operations	(0.28)	(2.06)	0.32		1.31	0.43

Less distributions paid:
Dividends from net investment income	(0.38)	(0.28)	(0.41)		(0.48)	—
Distributions from net realized gains	—	(0.22)	(0.71)		(0.02)	—

Total distributions paid	(0.38)	(0.50)	(1.12)		(0.50)	—

Net asset value, end of year/period	$14.45	$15.11	$17.67		$18.47	$17.66

Total return(3)	-1.89%	-11.95%	1.77%		7.65%	2.50%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$369,775	$383,481	$417,548		$284,610	$1
Ratio of expenses to average net assets before waiver and reimbursements(4)	0.90%	0.88%	0.96%		1.06%	0.75%
Ratio of expenses to average net assets after waiver and reimbursements(4)	0.60%	0.60%	0.66	%(5)	0.75%	0.75%
Ratio of net investment income to average net assets before waiver and reimbursements(4)	2.63%	1.49%	1.42%		1.87%	2.33%
Ratio of net investment income to average net assets after waiver and reimbursements(4)	2.93%	1.77%	1.72%		2.18%	2.33%
Portfolio turnover rate(3)	95.1%	201.7%	227.0%		180.7%	144.3%

(1)	Institutional Class shares commenced operations on July 1, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Effective January 26, 2021, the expense limitation cap was reduced from 0.75% to 0.60%.

The accompanying notes are an integral part of these financial statements.

PMC Diversified Equity Fund—Advisor Class

Financial Highlights

	Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year/period	$25.83	$33.27	$25.61		$23.77		$28.40		$26.68

Income (loss) from investment operations:
Net investment income(1)	0.15	0.43	0.32		0.29		0.34		0.19
Net realized and unrealized gain (loss)	1.48	(5.10)	7.61		1.86		(2.21)		3.08

Total from investment operations	1.63	(4.67)	7.93		2.15		(1.87)		3.27

Less distributions paid:
Dividends from net investment income	(0.29)	(0.53)	(0.27)		(0.31)		(0.17)		(0.17)
Distributions from net realized gains	(0.34)	(2.24)	—		—		(2.59)		(1.38)

Total distributions paid	(0.63)	(2.77)	(0.27)		(0.31)		(2.76)		(1.55)

Net asset value, end of year/period	$26.83	$25.83	$33.27		$25.61		$23.77		$28.40

Total return(2)	6.44%	-15.34%	31.20%		9.01%		-5.54%		12.50%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$99,635	$107,004	$154,671		$235,018		$818,269		$844,442
Ratio of expenses to average net assets before waiver, reimbursements or recoupment(3)	0.94%	0.93%	0.93%		0.95%		0.94%		1.26%
Ratio of expenses to average net assets after waiver, reimbursements or recoupment(3)	0.94%	0.93%	0.97	%(4)	0.98	%(4)	0.98	%(4)	1.25	%(5)
Ratio of net investment income to average net assets before waiver, reimbursements or recoupment(3)	1.16%	1.46%	1.14%		1.21%		1.42%		0.67%
Ratio of net investment income to average net assets after waiver, reimbursements or recoupment(3)	1.16%	1.46%	1.10%		1.18%		1.38%		0.68%
Portfolio turnover rate(2)	62.2%	59.6%	72.3%		55.1%		111.4%		104.3%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Reflects expense cap of 0.73% (plus Rule 12b-1 fees of 0.25%).
(5)	Effective June 1, 2018 the expense limitation cap was reduced from 1.35% to 0.98%. This reflects the expense limitation cap of 1.10% from September 1, 2017 through May 31, 2018 (plus Rule 12b-1 fees of 0.25%) and 0.73% from June 1, 2018 through August 31, 2018 (plus Rule 12b-1 fees of 0.25%).

The accompanying notes are an integral part of these financial statements.

PMC Diversified Equity Fund—Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019(1)
Net asset value, beginning of year/period	$25.75	$33.22	$25.59	$23.78	$24.69

Income from investment operations:
Net investment income(2)	0.18	0.51	0.42	0.39	0.06
Net realized and unrealized gain (loss)	1.48	(5.09)	7.58	1.84	(0.97)

Total from investment operations	1.66	(4.58)	8.00	2.23	(0.91)

Less distributions paid:
Dividends from net investment income	(0.35)	(0.65)	(0.37)	(0.42)	—
Distributions from net realized gains	(0.34)	(2.24)	—	—	—

Total distributions paid	(0.69)	(2.89)	(0.37)	(0.42)	—

Net asset value, end of year/period	$26.72	$25.75	$33.22	$25.59	$23.78

Total return(3)	6.57%	-15.13%	31.56%	9.36%	-3.69%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$860,846	$824,505	$948,092	$664,055	$1
Ratio of expenses to average net assets(4)	0.69%	0.68%	0.68%	0.71%	0.73%
Ratio of net investment income to average net assets(4)	1.40%	1.73%	1.43%	1.64%	1.42%
Portfolio turnover rate(3)	62.2%	59.6%	72.3%	55.1%	111.4%

(1)	Institutional Class shares commenced operations on July 1, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2023 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objective and policies within the Trust. The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund”) is to provide current income consistent with low volatility of principal. The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund”) is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Advisor Class of the Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Institutional Class of the Core Fixed Income Fund became effective and commenced operations on July 1, 2019. The Advisor Class of the Diversified Equity Fund became effective and commenced operations on August 26, 2009. The Institutional Class of the Diversified Equity Fund became effective and commenced operations on July 1, 2019. The Advisor Class shares are subject to a 0.25% Rule 12b-1 distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single class of shares. Envestnet Asset Management, Inc. (the “Adviser”) serves as the Funds’ investment adviser. Neuberger Berman Investment Advisers LLC serves as the Core Fixed Income Fund’s sub-adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method over the life of the security, or where applicable, the first call date of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2023 (Unaudited)

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and asked prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2023:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset Backed Securities	$—	$38,639,704	$—	$38,639,704
Corporate Bonds*	—	142,413,414	—	142,413,414
Foreign Corporate Bonds*	—	10,694,981	—	10,694,981
Foreign Government Agency Issues	—	6,058,207	—	6,058,207
Foreign Government Notes/Bonds	—	4,288,738	—	4,288,738
Non-Agency Mortgage Backed Securities	—	26,864,531	—	26,864,531
Agency Mortgage Backed Securities	—	121,697,323	—	121,697,323
U.S. Government Agency Issues	—	1,862,316	—	1,862,316
U.S. Government Notes/Bonds	—	62,685,506	—	62,685,506

Total Fixed Income Securities	—	415,204,720	—	415,204,720

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2023 (Unaudited)

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	223,229	—	—	223,229
Money Market Funds	23,161,482	—	—	23,161,482

Total Investments in Securities	$23,384,711	$415,204,720	$—	$438,589,431

*	For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the six months ended February 28, 2023.

Diversified Equity Fund

	Level 1	Level 2	Level 3^	Total
Equity
Common Stocks*	$697,873,324	$4,711,370	$215,135	$702,799,829
Preferred Stocks*	2,486,391	—	0	2,486,391
Exchange-Traded Funds	226,187,711	—	—	226,187,711
Real Estate Investment Trusts*	21,746,787	—	—	21,746,787

Total Equity	948,294,213	4,711,370	215,135	953,220,718
Money Market Funds	291,945,618	—	—	291,945,618

Total Investments in Securities	$1,240,239,831	$4,711,370	$215,135	$1,245,166,336

*	For further breakdown by industry, please refer to the Schedule of Investments.

^	The Fund measures Level 3 activity as of the end of each financial reporting period.

As of February 28, 2023, the Diversified Equity Fund held level 3 investments that were valued at the most recent trade price in an inactive market. The Level 3 investments in securities represented less than 1% of the Diversified Equity Fund’s net assets and were not considered a significant portion of the Fund’s portfolio. As the Level 3 investments were not considered significant to the financial statements, a reconciliation of Level 3 investments for the six months ended February 28, 2023 is not presented.

Foreign currencies and other assets denominated in foreign currencies are translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rate as of the close of the New York Stock Exchange (“NYSE”), generally at 4:00 P.M., Eastern time.

The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Funds did not hold derivative instruments during the six months ended February 28, 2023.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2023 (Unaudited)

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts, as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds did not enter into any futures contracts during the six months ended February 28, 2023.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts may also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) the position provides cash and liquid assets with a value marked-to-market daily, sufficient to cover the counter-party’s potential obligations.

(d)	Forward Foreign Currency Contracts

The Core Fixed Income Fund might purchase a particular currency or enter into a forward foreign currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2023 (Unaudited)

limit any potential gain from an increase in the value of the currency. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of currency forward exchange contracts include adverse changes in the value of such instruments and exposure to counterparty credit risk. Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund did not enter into any forward foreign currency contracts during the six months ended February 28, 2023.

(e)	Options

The Core Fixed Income Fund may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund may enter into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss. The Fund did not enter into any options contracts during the six months ended February 28, 2023.

(f)	Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2023 (Unaudited)

(g)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(h)	Distributions to Shareholders

The Funds will distribute net investment income and net realized capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(i)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(j)	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds do not charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.

(k)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Advisor Class shares of the Funds. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(l)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(m)	LIBOR Transition

LIBOR, formerly known as the London Interbank Offered Rate, is an interest rate benchmark that will no longer be offered after June 30, 2023. The U.S. Congress passed the Adjustable Interest Rate (LIBOR) Act on March 15, 2022. The LIBOR Act replaces references to LIBOR for U.S. contracts that will not mature before June 30, 2023 with benchmark replacements based on the Secured Overnight Financing Rate (“SOFR”). SOFR is

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2023 (Unaudited)

a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities and is published daily by the Federal Reserve Bank of New York. The benchmark replacement rate may not have the same value or economic equivalence as LIBOR. The transition from LIBOR could have a significant impact on the financial markets, including increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments. The transition to an alternative interest rate may not be orderly, may occur over various time periods or may have unintended consequences.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2022	$9,240,233	$4,677,382
Year Ended August 31, 2021	$18,061,447	$6,455,736

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2022	$21,468,568	$74,998,483
Year Ended August 31, 2021	$12,172,244	$—

As of August 31, 2022, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$521,337,713	$975,588,223

Gross tax unrealized appreciation	$605,550	$155,426,128
Gross tax unrealized depreciation	(43,759,713)	(79,654,039)

Net tax unrealized appreciation	$(43,154,163)	$75,772,089

Undistributed ordinary income	$6,443,256	$12,064,740
Undistributed long-term capital gain	—	12,251,579

Total distributable earnings	$6,443,256	$24,316,319
Other accumulated loss	(14,488,321)	(1,364,084)

Total accumulated earnings	$(51,199,228)	$98,724,324

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

At August 31, 2022, the Core Fixed Income Fund deferred, on a tax basis, post-October capital losses of $14,488,321.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2022, no reclassifications were made between total distributable earnings and paid in capital.

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2022. Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2022. At August 31, 2022, the fiscal years 2019 through 2022 remain open to examination in the Funds’ major tax jurisdictions.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2023 (Unaudited)

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”), on behalf of the Funds, with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, the Adviser is entitled to receive from the Diversified Equity Fund a management fee equal to 0.53% of the Fund’s average daily net assets and is entitled to receive from the Core Fixed Income Fund a management fee equal to 0.65% of the Fund’s average daily net assets if the Fund’s net assets are $2,500,000,000 or less; 0.625% if the Fund’s net assets are greater than $2,500,000,000 but less than $5,000,000,000; and 0.60% if the Fund’s assets are greater than $5,000,000,000.

The Adviser has contractually agreed to waive its management fees and/or reimburse other expenses of each Fund at least through December 29, 2023 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connections with any merger or reorganizations, dividends or interest on short positions, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 0.60% for the Core Fixed Income Fund and 0.73% for the Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Core Fixed Income Fund	Diversified Equity Fund
August 31, 2023	$741,170	$—
August 31, 2024	$1,255,760	$—
August 31, 2025	$1,309,991	$—
February 28, 2026	$622,642	$—

Sub-advisory services are provided to the Core Fixed Income Fund, pursuant to an agreement between the Adviser and Neuberger Berman Investment Advisers LLC (the “Sub-Adviser”). Under the terms of the sub-advisory agreement, the Adviser compensates the Sub-Adviser based on the Fund’s average daily net assets.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Advisor Class shares of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of each Fund’s average daily net assets of Advisor Class shares. During the six months ended February 28, 2023, the Funds incurred fees pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$54,112
Diversified Equity Fund	$127,395

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2023 (Unaudited)

Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the six months ended February 28, 2023, and owed as of February 28, 2023, are as follows:

	Incurred	Owed
Core Fixed Income Fund	$106,237	$34,127
Diversified Equity Fund	$216,948	$75,527

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. Fees incurred for the six months ended February 28, 2023, and owed as of February 28, 2023 are as follows:

Fund Accounting	Incurred	Owed
Core Fixed Income Fund	$115,892	$37,983
Diversified Equity Fund	$128,495	$44,141

Transfer Agency	Incurred	Owed
Core Fixed Income Fund	$159,671	$54,076
Diversified Equity Fund	$215,100	$72,519

Custody	Incurred	Owed
Core Fixed Income Fund	$37,043	$13,406
Diversified Equity Fund	$55,052	$19,686

The Funds each have an unsecured line of credit with U.S. Bank (see Note 8).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2023, and owed as of February 28, 2023 is as follows:

	Incurred	Owed
Core Fixed Income Fund	$8,688	$2,854
Diversified Equity Fund	$6,154	$1,986

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2023 are summarized below.

	Core Fixed Income Fund	Diversified Equity Fund
Purchases:
U.S. Government	$235,877,879	$—
Other	161,367,491	576,804,147

Total Purchases	$397,245,370	$576,804,147
Sales
U.S. Government	$213,061,772	$—
Other	203,672,449	599,760,117

Total Sales	$416,734,221	$599,760,117

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2023 (Unaudited)

(8)	Line of Credit

At February 28, 2023, the Core Fixed Income Fund and Diversified Equity Fund had unsecured lines of credit in the lesser amount of $20,000,000 and $35,000,000, respectively, or 33.33% of the fair value of unencumbered assets of each Fund, as defined, which both mature August 5, 2023. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest was scheduled to be incurred at the bank’s prime rate of 5.50% from September 1, 2022 through September 21, 2022, 6.25% from September 22, 2022 through November 2, 2022, 7.00% from November 3, 2022 through December 14, 2022, 7.50% from December 15, 2022 through February 1, 2023, and 7.75% from February 2, 2023 through February 28, 2023. The following table provides information regarding usage of the line of credit for the six months ended February 28, 2023 for the Funds. The Core Fixed Income Fund did not have an outstanding balance on its line of credit as of February 28, 2023. The Diversified Equity Fund had an outstanding balance of $108,000 on its line of credit as of February 28, 2023.

	Days Utilitized	Average Amount of Borrowing	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Core Fixed Income Fund	7	$27,000	$38	$45,000	1/30/2023
Diversified Equity Fund	15	$6,702,400	$20,965	$32,269,000	1/6/2023

*	Interest expense is reported within Other Expenses on the Statements of Operations.

(9)	Securities Lending

Pursuant to the terms of a securities lending agreement with U.S. Bank, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

As of February 28, 2023, the value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities Value	Value of Cash Collateral	% of Net Assets
Core Fixed Income Fund	$20,809,116	$21,255,649	5.08%
Diversified Equity Fund	$279,360,854	$287,724,513	29.09%

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2023 (Unaudited)

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Schedule of Investments for each Fund includes the particular cash collateral holding as of February 28, 2023. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

(10)	Recent Market Events

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Funds.

(11)	Subsequent Events

On April 20, 2023, the Board approved the replacement of Deloitte & Touche LLP as the independent registered public accounting firm for the Funds. The reports of Deloitte & Touche LLP on the financial statements of the Funds for the past five fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the five most recent fiscal years and through April 20, 2023, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Trust, with the approval of the Board and the Audit Committee, engaged Cohen & Company, Ltd. as the new independent registered public accounting firm for the Funds for the fiscal year ending August 31, 2023.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security numbers;
•	account balances;
•	account transactions;
•	transaction history;
•	wire transfer instructions; and
•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

How We Protect Your Information

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information

(Unaudited)

Tax Information

For the fiscal year ended August 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2022 was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	49.99%

For the fiscal year ended August 31, 2022, taxable ordinary income distributions are designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

Core Fixed Income Fund	15.90%
Diversified Equity Fund	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	22	Professor Emeritus, Department of Accounting (June 2019-present), Professor, Department of Accounting (2004-2019), Chair, Department of Accounting (2004-2017), Marquette University.	Independent Trustee, USA MUTUALS (an open-end investment company (2001-2021).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	22	Retired; Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-2021).	Independent Trustee, USA MUTUALS (an open-end investment company (2001-2021).

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Vincent P. Lyles 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1961	Trustee	Indefinite Term; Since April 6, 2022	22	Executive Director, Milwaukee Succeeds (education advocacy organization) (2023-present); System Vice President of Community Relations, Advocate Aurora Health Care (health care provider) (2019-2022); President and Chief Executive Officer, Boys & Girls Club of Greater Milwaukee (2012-2018).	Independent Director, BMO Funds, Inc. (an open-end investment company) (2017–2022).

Erik K. Olstein 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee	Indefinite Term; Since April 6, 2022	22	Retired; President and Chief Operating Officer (2000-2020), Vice President of Sales and Chief Operating Officer (1995-2000), Olstein Capital Management, L.P. (asset management firm); Secretary and Assistant Treasurer, The Olstein Funds (1995-2018).	Trustee, The Olstein Funds (an open-end investment company) (1995–2018).

Lisa Zúñiga Ramírez 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1969	Trustee	Indefinite Term; Since April 6, 2022	22	Retired; Principal and Senior Portfolio Manager, Segall, Bryant & Hamill, LLC (asset management firm) (2018-2020); Partner and Senior Portfolio Manager, Denver Investments LLC (asset management firm) (2009-2018).	N/A

Gregory M. Wesley 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1969	Trustee	Indefinite Term; Since April 6, 2022	22	Senior Vice President of Strategic Alliances and Business Development, Medical College of Wisconsin (2016-present).	N/A

Interested Trustee and Officers

John P. Buckel* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Chairperson, Trustee, President and Principal Executive Officer	Indefinite Term; Chairperson and Trustee (since January 19, 2023); President and Principal Executive Officer (since January 24, 2013)	22	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
*	Mr. Buckel is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Deanna B. Marotz 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1965	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since October 21, 2021	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2021-present); Chief Compliance Officer of Keeley-Teton Advisors, LLC and Teton Advisors, Inc. (2017-2021).	N/A

Jay S. Fitton 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Secretary	Indefinite Term; Since July 22, 2019	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019-present); Partner, Practus, LLP (2018-2019); Counsel, Drinker Biddle & Reath LLP (2016-2018).	N/A

Kelly A. Strauss 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A

Laura Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A

Shannon Coyle 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1990	Assistant Treasurer	Indefinite Term; Since August 26, 2022	N/A	Officer, U.S. Bancorp Fund Services, LLC (2015-present).	N/A

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, Sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ filings on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 E. Wacker Drive, Suite 2400 Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 111 South Wacker Drive Chicago, Illinois 60606

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b) Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed on November  9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	5/2/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	5/2/2023

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Treasurer

Date	5/2/2023

* Print the name and title of each signing officer under his or her signature.

3